UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 12/31/09

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 109.81%

Corporate-Backed 7.59%

Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		$2,500	$2,452,525
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		1,500	1,562,655
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB		4,000	4,107,120
Allegheny Cnty PA Indl Dev Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-	(a)	980	818,800
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+		4,500	2,665,980
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB-		750	418,463
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-3 AMT	5.125%	5/15/2033	BBB-		4,730	4,127,540
Cass Cnty TX Indl Dev Corp Intl Paper Co Pj Ser A AMT	6.00%	9/1/2025	BBB		1,000	988,920
Clark Cnty NV Indl Dev Rev S W Gas Corp Ser C AMT (AMBAC)	5.95%	12/1/2038	A		3,320	3,288,128
CT St Res Recovery Auth Rev Amer Fuel Co Pj Ser A AMT	6.45%	11/15/2022	BB+		3,000	2,837,010
Cuyahoga Cnty OH Indl Dev Rev All Foils Inc Ser A AMT	2.87%#	4/1/2017	A-		1,000	1,000,000
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc AMT	5.50%	11/1/2030	CCC+		2,300	1,398,998
Escambia Cnty FL Envr Impt Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB		500	427,325
Georgetown Cnty SC Envr Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		1,000	804,200
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser E AMT	6.75%	7/1/2021	B3		3,000	2,864,160
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR		1,550	469,107
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR		2,000	1,266,300
LA Loc Govt Envr Facs Cmnty Dev Auth Westlake Chemical Corp Pjs	6.75%	11/1/2032	BB		5,000	5,078,100
Lee Cnty FL Indl Dev Auth Bonita Springs Utils Pj AMT (AMBAC)	5.125%	11/1/2019	A+		750	755,445
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A		1,505	1,514,813
Matagorda Cnty TX Nav Dist No 1 Houston Ltg Rmkt AMT (AMBAC)	5.125%	11/1/2028	BBB+		2,800	2,585,016
MI St Strategic Fd Ltd Dow Chemical Pj Ser AMT	5.50%	12/1/2028	BBB-		435	442,386
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	8.00%	8/1/2028	B-		2,000	2,003,480
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		2,865	2,342,567
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-		1,000	728,370
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		2,200	2,141,084
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3		2,325	2,078,689
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3		1,215	809,822
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		1,500	1,298,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Corporate-Backed (continued)

Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+	$2,000	$2,136,020
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	400	406,716
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,500	1,190,940
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	1,000	804,910
Sabine River Auth TX Pollutn Ctrl TXU Elec Ser C Rmkt	5.20%	5/1/2028	CCC	3,000	1,604,850
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB	2,500	2,508,825
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB	1,000	970,070
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.00%	12/1/2023	BB	1,000	846,100
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	500	463,285
St. John Baptist Parish LA Rev Marathon Oil Corp Ser A	5.125%	6/1/2037	BBB+	5,000	4,464,000
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	6.00%	11/15/2030	BB+	2,000	1,796,200
Texas City TX Indl Dev Corp Arco Pipe Line Co Pj	7.375%	10/1/2020	Aa1	5,500	6,802,290
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,500	2,255,975
WA Tob Sttlmnt Auth Asset Bkd	6.50%	6/1/2026	BBB	355	357,116
Warren Cnty MS Gulf Opportunity Zone Intl Paper Co A	4.80%	8/1/2030	BBB	2,250	1,886,377

Total					81,769,467

Education 9.10%

Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	2,500	2,483,200
CA Edl Facs Auth Rev Santa Clara Univ	5.00%	4/1/2021	Aa3	1,000	1,070,970
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	846,300
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,016,250
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	5,236,950
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	2,500	2,536,700
CO Edl & Cultural Facs Auth Indpt Sch Vail Christian High Sch†	5.50%	6/1/2037	NR	1,500	750,195
Dist of Columbia Rev James F Oyster Elem Sch Pilot (ACA)	6.25%	11/1/2021	NR	450	426,569
FL St Brd of Governors Univ Sys	5.50%	7/1/2020	AA	2,075	2,350,352
Grand Traverse Academy MI Pub Sch Academy Ref	5.00%	11/1/2036	BBB-	1,840	1,231,015
Grand Vly MI St Univ Rev (NPFGC)(FGIC)	5.50%	2/1/2018	A+	1,150	1,250,407
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	3,000	2,607,270
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj Ser A	5.125%	5/15/2037	BBB-	1,070	742,751
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa2	1,000	1,049,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Education (continued)

IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		$2,500	$2,703,575
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1		4,300	4,697,836
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-		750	735,750
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-		1,250	1,242,075
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB		2,500	1,933,300
Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa2		2,500	2,466,225
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB		5,000	4,489,600
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2020	AAA		2,000	2,332,460
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		3,000	2,791,080
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3		2,000	1,826,940
MD St Econ Dev Corp Univ MD College Pk Pjs	5.50%	6/1/2027	Baa2		2,295	2,292,315
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3		2,365	2,015,760
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3		3,080	2,645,535
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-		2,250	2,355,435
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	5.25%	4/1/2021	A2		1,500	1,574,610
NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB		1,975	2,028,582
NC Cap Facs Fin Agy Wake Forest Univ(b)	5.00%	1/1/2038	AA		10,540	11,066,526
NY St Dorm Auth Rev Non St Supp Debt NY Univ Ser A(b)	5.00%	7/1/2022	AA-		2,000	2,188,470
NY St Dorm Auth Rev Non St Supp Debt NY Univ Ser A(b)	5.00%	7/1/2023	AA-		8,150	8,918,015
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1		5,000	5,589,100
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR		2,375	2,075,892
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2035	BBB-		405	289,255
Tampa FL Rev Univ Tampa Pj (CIFG)	5.00%	4/1/2035	BBB	(a)	1,000	909,320
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2021	AA		1,000	1,106,230
WA St Univ Athletic Facs Rev (AMBAC)	5.00%	10/1/2022	A2		1,000	1,069,360
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB		1,370	1,220,944
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2024	A+		2,880	1,413,965
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2026	A+		800	347,624

Total						97,924,648

General Obligation 18.30%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	BBB+		1,500	1,558,785
Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	NR		2,000	2,018,540
CA St (AMBAC)	4.50%	8/1/2028	A		5,000	4,373,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

CA St (CIFG)	4.50%	8/1/2028	A	$5,000	$4,373,850
CA St Var Purp	5.25%	10/1/2029	A	6,500	6,366,490
CA St Var Purp	6.00%	11/1/2039	A	6,080	6,219,718
CA St Var Purp	6.50%	4/1/2033	A	10,000	10,768,100
Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	Aa2	1,000	1,318,070
Detroit MI Sch Dist Floaters Ser DC 8032 (FSA)	0.30%#	5/1/2029	AAA	1,000	1,000,000
El Paso Cnty TX Hosp Dist Ser A (AG)	5.00%	8/15/2028	AAA	1,250	1,302,300
El Paso Cnty TX Hosp Dist Ser A (AG)(b)	5.00%	8/15/2037	AAA	7,500	7,561,612
FL St Brd of Ed Cap Outlay 2007 Ser E(b)	4.75%	6/1/2038	AAA	10,000	10,007,700
Foothill-De Anza CA Cmnty College Dist Cap Apprec (NPFGC)	Zero Coupon	8/1/2030	Aa1	4,505	1,370,466
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	4.50%	8/1/2031	Aa1	1,800	1,697,850
Fort Bend TX Indpt Sch Dist Sch Bldg (PSF GTD)(b)	5.00%	8/15/2028	AAA	4,000	4,296,660
Fort Bend TX Indpt Sch Dist Sch Bldg (PSF GTD)(b)	5.00%	8/15/2029	AAA	5,000	5,370,825
Gwinnett Cnty GA Sch Dist(b)	5.00%	2/1/2028	AAA	4,105	4,504,924
Houston TX Indpt Sch Dist (PSF GTD)(b)	5.00%	2/15/2025	AAA	15,000	16,315,950
Humble TX Indpt Sch Dist Sch Bldg	5.00%	2/15/2034	AA-	5,375	5,618,756
Huntington Beach CA Union High Sch District Cap Apprec Election 2004 (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa3	5,000	1,089,700
Lake Cnty IL Forest Preservation Dist Ltd Tax Land Acq Ser A	5.00%	12/15/2027	AAA	6,210	6,706,490
Los Angeles CA Cmnty College Dist 2001 Election Ser E-1	5.00%	8/1/2033	AA	3,500	3,531,430
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2028	AA	2,000	2,081,940
Los Angeles CA Unif Sch Dist 2002 Election Ser B (AMBAC)	4.50%	7/1/2031	AA-	5,000	4,538,300
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AAA	7,000	7,255,850
Los Angeles CA Unif Sch Dist Ser A-1 (NPFGC)	4.50%	1/1/2028	AA-	2,500	2,354,300
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	AA-	3,000	3,093,720
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	Baa1	2,385	2,509,402
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser A (AMBAC)	4.25%	5/1/2029	NR	1,000	804,480
MI St Strategic Fd Ltd Solid Wst Oblig Wst Mgmt AMT	4.50%	12/1/2013	BBB	1,000	1,024,040
New York City NY Fiscal 2008 Sub Ser C1 (AGM)	5.00%	10/1/2024	AAA	5,000	5,302,250
New York City NY Ser E	5.00%	8/1/2019	AA	5,000	5,415,300
New York City NY Ser E-1	6.25%	10/15/2028	AA	5,000	5,813,250
New York City NY Sub Ser I-1(b)	5.00%	4/1/2025	AA	12,350	12,884,199
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,980	2,143,668
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	2,870	3,107,235
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	1,150	1,245,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)

Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA		$1,910	$1,938,946
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2033	AA		2,145	2,157,911
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2034	AA		2,395	2,405,788
Pima Cnty AZ Unif Sch Dist No 10 Amphitheater Sch Impt Pj 2007 Ser A (AG)	5.00%	7/1/2027	AAA		1,200	1,287,408
Port of Houston Auth Ser A AMT	6.25%	10/1/2029	AAA		1,000	1,119,050
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	BBB-		2,500	2,510,725
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2030	AA+		1,140	1,216,220
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2031	AA+		1,195	1,268,982
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2032	AA+		1,255	1,331,153
Richland Cnty SC Broad River Swr Sys Ser D	5.375%	3/1/2033	AA+		1,320	1,397,656
San Diego CA Unif Sch Dist Election 1998 Ser E-2 (FSA)	5.50%	7/1/2025	AAA		5,000	5,734,550
Santa Ana CA Unif Sch Dist Election 2008 Ser A	5.25%	8/1/2026	A+		4,800	5,025,648
Territory of Guam Ser A	7.00%	11/15/2039	B+		1,035	1,066,806
WI St Rev Ser A	5.00%	5/1/2019	AA-		1,500	1,661,175

Total						197,067,077

Healthcare 17.01%

Abag Fin Auth For Nonprofit Corp CA Oconnor Woods Oblig COP (ACA)	6.20%	11/1/2029	BBB-	(a)	1,000	887,480
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR		2,500	1,883,500
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	BB		3,000	2,675,160
Allegheny Cnty PA Hosp Dev Auth West PA Hlth Sys Ser A	5.00%	11/15/2028	BB		5,000	3,728,250
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR		2,000	1,453,340
AZ Hlth Facs Auth Rev Banner Hlth Ser B	1.004%#	1/1/2037	A+		10,000	6,641,500
AZ Hlth Facs Auth Rev Hlthcare Pooled Fin C (NPFGC)(FGIC)	5.50%	6/1/2014	NR		1,130	1,192,625
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		895	952,253
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		3,025	3,202,688
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%	7/1/2029	Baa1		1,500	1,668,900
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1		2,600	2,888,106
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser A	6.00%	7/1/2039	A		4,250	4,495,522
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		3,275	3,359,757
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		2,000	2,235,040
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.50%	2/1/2039	Baa2		7,000	6,274,310
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,686,540
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR		1,000	907,880
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		2,250	1,928,925
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.40%	8/15/2021	NR		880	766,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)

Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa3	$2,000	$1,683,420
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa3	2,500	1,965,325
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB	2,950	2,341,622
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+	5,000	5,238,650
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2	3,300	3,392,895
Grant Cnty NM Dept Hlth Ft Bayard Pj	5.00%	7/1/2033	AA	2,800	2,826,964
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A	3,000	3,343,800
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR	2,700	2,068,956
Hillsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3	5,000	4,659,750
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR	1,525	1,245,529
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR	2,000	1,546,100
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR	1,500	1,185,210
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR	1,350	976,509
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2027	NR	1,000	250,000
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2037	NR	1,500	375,000
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A-	3,000	3,329,460
IN Hlth & Edl Facs Fing Auth Cmnty Fndtn Northwest	5.50%	3/1/2037	BBB	2,000	1,876,800
Johnston NC Mem Hosp Auth (AGM FHA)(b)	5.25%	10/1/2024	AAA	5,000	5,188,925
Kalamazoo MI Hosp Fin Auth Reg Lkd Arcs & Levrrs ETM (FGIC)	5.244%	6/1/2011	AAA	2,800	2,805,600
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+	1,475	1,213,689
Kerrville TX Hlth Facs Dev Corp Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-	4,000	3,376,400
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser B (NPFGC)	Zero Coupon	10/1/2025	A	3,690	1,420,355
Lauderdale Cnty & Florence AL Hlthcare Auth Coffee Hlth Grp Ser A (NPFGC)	6.00%	7/1/2029	A	250	208,560
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR	1,500	1,210,800
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR	1,500	1,156,230
Louisville & Jefferson Cnty KY Metro Govt Norton Hlthcare Inc(b)	5.00%	10/1/2030	A-	10,000	9,151,400
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR	3,000	2,998,170
Manhattan KS Hlthcare Fac Meadowlark Hills Ret Ser A	5.00%	5/15/2029	NR	4,050	3,027,537
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys(c)	5.00%	7/1/2034	A	3,750	3,672,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)

MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys(c)	5.125%	7/1/2039	A	$2,500	$2,464,425
MD St Hlth & Higher Edl Facs Auth Washington Cnty Hosp	5.75%	1/1/2033	BBB-	1,000	993,680
MD St Hlth & Higher Edl Facs Auth Washington Cnty Hosp	6.00%	1/1/2028	BBB-	1,720	1,751,614
Minneapolis & St. Paul MN Hsg & Redev Auth Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	Baa1	2,100	2,111,844
MN Agric & Econ Dev Brd Unref Bal Hlthcare Sys A (NPFGC)	5.50%	11/15/2017	A	45	45,077
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR	2,150	2,002,661
NC Med Care Commn First Mtg UTD Methodist C	5.50%	10/1/2032	NR	1,500	1,318,125
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,440	1,100,174
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,000	719,420
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-	5,500	5,482,455
NM St Hosp Equip Ln Council Presbyterian Hlthcare(b)	5.00%	8/1/2039	AA-	9,100	8,893,521
North Cent TX Hlth Fac Dev Corp Children’s Med Ctr Dallas Pj(b)	5.75%	8/15/2039	Aa3	10,000	10,485,600
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2024	BBB+	1,210	1,203,829
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	3,250	2,930,687
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare Ser B	4.75%	11/15/2036	A	1,000	880,980
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	1,000	783,170
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	1,100	837,320
Sarasota Cnty FL Pub Hosp Brd Sarasota Mem Hosp Ser B (NPFGC)	5.50%	7/1/2028	A1	1,905	2,008,651
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2022	A3	1,250	1,187,975
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2023	A3	1,000	940,330
St. Paul MN Hsg & Redev Auth Hlthpartners Oblig Grp Pj	5.25%	5/15/2036	Baa1	2,000	1,854,760
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+	2,000	1,767,760
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-	3,000	2,773,140
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	6.25%	7/1/2028	AAA	1,500	1,665,330
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	3,000	2,420,850
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR	2,000	1,926,680

Total					183,113,796

Housing 2.24%

CA Hsg Fin Agy Rev Home Mtg Ser H AMT	0.60%#	8/1/2033	AA-	7,000	7,000,000
CA Hsg Fin Agy Rev Multi Fam Hsg Ser A AMT	0.36%#	2/1/2026	AA-	1,000	1,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Housing (continued)

Dakota Cnty MN Cmnty Dev Agy Hsg & Redev Sing Fam Mtg Bkd Securities Pg Ser A AMT (GNMA/FNMA)	5.85%	10/1/2030	NR		$27	$27,033
Dakota Cnty MN Cmnty Dev Agy Sing Fam Mtg Bkd Securities Pg Ser B AMT (FHLMC/GNMA/FNMA)	5.15%	12/1/2038	AA-		444	446,372
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-	(a)	4,300	3,619,482
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA/VA)	7.45%	7/1/2015	Aaa		20	20,012
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BBB-		1,500	1,526,550
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		2,195	1,569,118
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2016	A-		2,700	2,775,762
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A		4,220	4,322,082
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		1,250	225,125
Minneapolis & St. Paul MN Hsg Fin Brd Mtg Bkd City Living A4 AMT (FHLMC/GNMA/FNMA)	5.00%	11/1/2038	AAA		843	817,723
OK Hsg Fin Agy Sing Fam Cap Apprec Hmownr Ser D-1 (GNMA/FNMA)	Zero Coupon	3/1/2029	Aaa		1,630	597,916
OK Hsg Fin Agy Sing Fam Cap Apprec Mtg Hmownr Ser D-2 AMT (GNMA/FNMA)	Zero Coupon	9/1/2030	Aaa		675	181,987

Total						24,129,162

Lease Obligations 2.76%

CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	AA-		1,590	1,585,453
CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	5.375%	11/1/2022	A-		5,000	4,969,850
Goodyear AZ Pub Impt Corp	6.00%	7/1/2031	AA-		2,350	2,548,058
Gulf Coast Wst Disp Auth TX Swr & Solid Wst Disp Anheuser Busch Pj AMT	5.90%	4/1/2036	BBB+		1,505	1,509,515
Hudson Yards NY Infrastr Corp Ser A	5.00%	2/15/2047	A		5,000	4,605,850
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-		2,500	2,736,900
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%	12/1/2028	A		3,000	3,009,660
PA St Indl Dev Auth Econ Dev	5.50%	7/1/2023	A-		3,000	3,233,790
Philadelphia PA Muni Auth Rev Lease	6.00%	4/1/2023	Baa1		870	912,647
Philadelphia PA Muni Auth Rev Lease	6.10%	4/1/2024	Baa1		1,000	1,052,510
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	Baa1		1,000	1,047,840
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AAA		1,000	1,015,390
VA Pub Sch Auth Sch Fing 1997 Resolution Ser B	5.25%	8/1/2020	AA+		1,300	1,502,553

Total						29,730,016

Other Revenue 7.76%

Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		3,500	3,033,345
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	Baa3		1,000	814,180
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	Baa3		1,000	808,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)

Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		$1,455	$1,350,444
Bellevue WA Convtn Ctr Auth (NPFGC)	Zero Coupon	2/1/2024	A		1,400	762,048
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-		7,000	7,095,060
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.375%	7/15/2043	BBB-		3,000	3,037,260
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	750	599,310
CA Muni Fin Auth High Tech High Media Arts A†	6.00%	7/1/2038	BB+	(a)	500	392,505
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	740,910
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,036,140
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		1,000	751,900
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+		2,325	1,910,220
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR		1,000	859,140
CO Edl & Cultural Facs Auth Charter Sch Flagstaff Ser A	6.75%	8/1/2028	NR		1,215	1,175,051
CO Edl & Cultural Facs Auth Charter Sch North East Academy†	5.75%	5/15/2037	NR		845	641,034
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		925	774,789
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.00%	12/1/2035	BBB-		1,875	1,520,719
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,535	1,032,886
George L Smith II GA World Congress Ctr Auth Domed Stadium Pj AMT (NPFGC)	5.75%	7/1/2015	A		1,500	1,529,550
Jacksonville FL Excise Taxes Ser C AMT (NPFGC)	5.25%	10/1/2020	Aa3		270	270,521
LA Loc Govt Envr Facs Cmnty Dev Auth Pkg Facs Corp Garage Pj Ser A (AMBAC)	5.375%	10/1/2026	NR		1,500	1,513,830
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,465	1,246,700
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		2,580	2,127,468
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.50%	7/1/2038	NR		2,200	1,014,398
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR		1,400	1,034,880
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	4.675%#	4/1/2014	A+		4,800	4,381,872
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon	10/1/2024	A		3,000	1,139,940
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		1,700	306,017
Milwaukee WI Redev Auth Academy of Learning Ser A	5.50%	8/1/2022	NR		300	244,707
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037	NR		250	181,350
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		4,500	5,336,550
NY St Dorm Auth Ser A	5.00%	3/15/2024	AAA		5,000	5,440,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)

Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		$825	$729,019
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		1,400	1,090,068
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(a)	4,500	3,757,050
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(a)	2,000	1,531,080
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		1,000	726,330
Salt Verde AZ Fin Corp Gas Rev Sr	5.25%	12/1/2023	A		1,000	968,320
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		5,000	4,150,800
Spokane WA Pub Facs Dist (NPFGC)	5.75%	12/1/2028	A+		975	1,034,602
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR		700	586,453
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR		575	449,639
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR		1,000	731,570
Sweetwater Cnty WY Solid Wst Disp FMC Corp Pj AMT	5.60%	12/1/2035	BBB+		5,000	4,664,000
Tampa FL Sports Auth Rev Tampa Bay Arena Pj (NPFGC)	6.00%	10/1/2015	Baa1		450	474,763
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	NR		1,230	983,582
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-		1,145	1,083,651
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR		1,000	823,990
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA		2,000	2,046,880
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR		1,000	836,930
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR		650	528,053
West Palm Beach FL Cmnty Redev Agy Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A		255	221,641
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		1,800	1,483,614
Willacy Cnty TX Loc Govt Corp Pj Ser A-2	6.00%	9/1/2010	NR		525	522,769

Total						83,528,948

Pre-Refunded 5.00%

Adrian MI City Sch Dist (AGM)	5.00%	5/1/2034	AAA		1,500	1,725,540
CA St	5.25%	4/1/2034	AAA		5,000	5,842,850
CO Hlth Facs Auth Rev Portercare Adventist Hlth	6.625%	11/15/2026	NR		2,000	2,234,540
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (NPFGC)	Zero Coupon	8/1/2015	A		630	470,749
Fayette Cnty GA Pub Facs Auth Crim Justice Ctr Pj	6.00%	6/1/2030	AA		3,500	3,615,780
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.25%	8/15/2034	NR		5,400	6,259,140
MD St Hlth & Higher Edl Facs Auth North Arundel Hosp	6.50%	7/1/2026	NR		1,000	1,039,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)

MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	6.75%	7/1/2030	NR	$1,950	$2,028,936
MI St COP ETM (AMBAC)	Zero Coupon	6/1/2022	A2	2,000	1,220,800
Miami-Dade Cnty FL Expwy Auth (FGIC)	6.375%	7/1/2029	A3	1,000	1,039,170
Milledgeville-Baldwin Cnty GA Dev Auth College & St Univ Fndtn	6.00%	9/1/2033	AAA	3,000	3,624,900
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	AAA	1,000	1,136,790
Phoenix AZ Civic Impt Corp Jr Lien (FGIC)	6.00%	7/1/2024	AA+	2,400	2,490,840
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-	1,000	1,155,740
RI St Econ Dev Corp Ser B (FGIC)	6.00%	7/1/2020	A2	1,210	1,255,496
RI St Econ Dev Corp Ser B (FGIC)	6.00%	7/1/2028	A2	1,200	1,245,120
RI St Hlth & Edl Bldg Corp Hosp Fing Lifespan Oblig Grp	6.50%	8/15/2032	A-	1,000	1,140,130
SC Jobs Econ Dev Auth Impt Palmetto Hlth Alliance A	7.375%	12/15/2021	NR	2,000	2,168,220
SC Jobs Econ Dev Auth Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+	1,780	2,086,569
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Hosp Wellmont Hlth	6.25%	9/1/2022	NR	1,250	1,414,425
Tampa Bay FL Wtr Util Sys Rev (FGIC)	6.00%	10/1/2024	AAA	2,000	2,184,760
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp Regl Hlth	6.00%	7/1/2027	Baa1	1,500	1,668,405
Upper Trinity TX Regl Wtr Dist Regl Treated Wtr Supply Sys Ser A (FGIC)	6.00%	8/1/2026	A-	3,025	3,122,829
WA St Higher Ed Facs Auth Gonzaga Univ Pj (NPFGC)	5.125%	4/1/2034	A	1,000	1,161,130
WV St Ser D (FGIC)	6.50%	11/1/2026	Aa3	2,000	2,542,540

Total					53,875,179

Special Tax 1.94%

Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+	1,000	1,037,990
Annawan IL Tax Incr Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	1,000	773,780
Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+	1,000	811,080
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,000	963,760
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	1,500	1,418,640
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR	965	823,106
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR	1,430	1,153,309
CA St Unref Bal	5.25%	4/1/2034	A	5	4,750
Clark Cnty NV Impt Dist Spl Loc Impt 128 Summerlin Ser A	5.05%	2/1/2031	NR	1,035	632,934
Crosscreek Cmnty Dev Dist FL Ser A	5.60%	5/1/2039	NR	750	278,978
Gramercy Farms Cmnty Dev Dist FL Ser A-1	5.25%	5/1/2039	NR	2,445	1,248,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)

Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	$5,000	$4,802,850
Lakeside Landings Cmnty Dev Dist FL Ser A	5.50%	5/1/2038	NR	675	304,614
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	A-	1,605	1,662,604
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,100	1,358,028
Salida CA Area Pub Facs Fing Agy No 1998-1 (AGM)	5.25%	9/1/2028	AAA	155	155,017
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-	2,500	2,626,775
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	836,890

Total					20,893,815

Tax Revenue 6.55%

CA St Econ Recovery Ser A	5.00%	7/1/2018	A+	3,000	3,214,050
CA St Econ Recovery Ser A	5.00%	7/1/2020	A+	2,040	2,160,054
CA St Econ Recovery Ser A	5.00%	7/1/2022	A+	4,000	4,135,720
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AAA	9,645	10,606,145
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AAA	6,135	6,746,366
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2024	AAA	8,070	8,874,193
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AAA	7,160	7,873,509
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2014	AA-	3,000	3,273,780
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	2,000	1,963,220
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA	5,000	5,369,200
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2021	A+	5,000	5,217,900
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A	500	537,000
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A	500	540,140
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	500	375,690
Uptown TX Dev Auth Infrastr Impt Facs	5.25%	9/1/2024	BBB+	1,000	975,000
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA	5,000	5,385,950
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2025	A	1,500	1,472,655
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2037	BBB	1,665	1,762,169

Total					70,482,741

Tobacco 2.76%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BBB	2,940	2,367,523
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB	6,500	5,524,480
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB	4,970	3,742,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tobacco (continued)

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BBB	$4,500	$3,700,665
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BBB	2,290	1,549,368
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB	10,000	7,427,700
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BBB	7,805	5,390,914

Total					29,703,259

Transportation 8.81%

Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	BBB	3,000	2,916,240
Cent Puget Sound WA Regl Transn Auth Sales Tax (NPFGC)(FGIC)	5.25%	2/1/2021	AAA	1,750	2,020,428
Chicago IL O’Hare Intl Arpt Ser A (AGM)	5.00%	1/1/2033	AAA	4,250	4,348,260
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	2,325	2,299,937
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Jt Ser B AMT (AGM)	5.00%	11/1/2035	AAA	1,330	1,272,318
Foothill Eastern Transn Corridor Agy CA Cap Apprec	Zero Coupon	1/15/2035	BBB-	10,000	1,703,100
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	3,750	3,200,025
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	655	543,323
HI St Hwy Rev	5.00%	1/1/2019	AA+	1,000	1,139,600
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2027	AA+	5,000	5,350,700
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A	7,500	8,626,800
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,292,673
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,532,825
Miami-Dade Cnty FL Aviation Miami Intl Arpt Hub Ser B (NPFGC)	4.50%	10/1/2031	A	520	490,344
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A AMT (XLCA)	5.00%	10/1/2037	A2	2,000	1,779,580
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3	3,470	3,497,205
NJ St Tpk Auth Rev Ser H	5.00%	1/1/2036	A+	10,750	10,921,032
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2	5,000	5,329,250
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	5,705	5,847,967
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2022	AA	5,000	5,433,550
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2025	AA	5,000	5,380,600
PA Tpk Commn Sub Ser B	5.25%	6/1/2039	A2	5,000	5,066,400
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec	Zero Coupon	7/1/2017	B3	1,200	423,240
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A	2,020	2,099,022
St. Paul MN Port Auth Ltd Tax Brownfields Redev 2	5.00%	3/1/2037	AA+	895	929,824
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3	3,440	3,278,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

TX Private Activity Bd Surface Transn Corp Sr Lien Nt Mobility	6.875%	12/31/2039	Baa2	$5,000	$5,096,050

Total					94,818,854

Utilities 19.99%

Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%	2/15/2027	A1	5,000	5,224,550
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1	17,710	18,802,176
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC	3,805	3,484,581
CA Pollutn Ctrl Fing Auth Republic Svcs Inc Pj Ser C AMT	5.25%	6/1/2023	BBB	3,245	3,269,857
CA St Dept of Wtr Res Pwr Ser B-1	0.20%#	5/1/2022	Aaa	1,000	1,000,000
CA St Dept of Wtr Res Pwr Ser H (AGM)	5.00%	5/1/2022	AAA	1,000	1,081,890
Campbell Cnty WY Solid Wst Fac Basin Elec Pwr Coop Ser A	5.75%	7/15/2039	A+	4,000	4,231,280
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2026	AA	5,000	5,408,600
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3	2,125	2,324,729
CT St Dev Auth Solid Wst Disp PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	2,250	2,194,920
Delaware Cnty PA Indl Dev Auth Res Recovery Fac Ser A	6.20%	7/1/2019	BB+	2,110	2,081,789
Detroit MI Wtr Supply Sys 2nd Lien Ser B Rmkt (AGM)	7.00%	7/1/2036	AAA	2,265	2,581,806
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+	950	886,502
Emerald Coast FL Utils Auth Sys (NPFGC)(FGIC)	5.25%	1/1/2036	A	1,000	1,017,960
FL Muni Pwr Agy Rev Pwr Ser A	5.25%	10/1/2026	A1	1,235	1,294,379
FL Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A1	2,000	2,271,620
FL St Wtr Pollutn Ctrl Fing Corp Rev Ser A	5.00%	1/15/2029	AAA	1,000	1,045,800
Gautier MS Util Dist Util Sys (NPFGC)(FGIC)	5.125%	3/1/2019	NR	425	441,244
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	2,800	2,654,064
HI St Dept Bdgt & Fin Hawaiian Elec Co & Subs	6.50%	7/1/2039	Baa1	1,600	1,704,848
Houston TX Util Sys Rev 1st Lien Ser A (AG)	5.125%	11/15/2032	AAA	4,000	4,189,000
IN Muni Pwr Agy Ser B	5.75%	1/1/2034	A+	2,000	2,082,880
Lewis Cnty WA Pub Util Dist No 1 Ser A (AGM)	5.00%	12/1/2027	Aa3	4,975	5,323,250
Long Island NY Pwr Auth Ser A	5.70%	4/1/2030	A-	4,510	4,961,496
Long Island NY Pwr Auth Ser A	6.25%	4/1/2033	A-	1,000	1,140,720
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA-	4,925	5,169,378
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2021	AA-	5,000	5,450,600
Lower CO River Auth TX Rev	5.00%	5/15/2021	A1	1,260	1,350,380
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A	10,000	11,225,300
MA St Dev Fin Agy Dominion Enrg Brayton Point AMT	5.00%	2/1/2036	A-	2,200	1,978,416
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A	2,500	2,457,800
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	3,953,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Utilities (continued)

MD St Econ Dev Corp Potomac Rmkt	6.20%	9/1/2022	A3		$5,700	$6,516,582
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A (NPFGC)(FGIC)	5.00%	10/1/2032	A		975	989,108
MI St Strategic Fd Ltd Coll Detroit Fd Pollutn Ser BB (AMBAC)	7.00%	5/1/2021	A2		500	602,955
MI St Strategic Fd Ltd Detroit Edison Pollutn Ctrl Ser C AMT	5.65%	9/1/2029	A2		1,360	1,348,739
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon	9/1/2022	AAA		2,000	1,176,180
Muni Elec Auth GA Ser B(c)	5.00%	1/1/2020	A		3,550	3,864,281
NC Eastern Muni Pwr Agy Ser A (AG)	5.25%	1/1/2019	AAA		5,000	5,466,550
NC Muni Pwr Agy No 1 Catawaba Ser A	5.25%	1/1/2020	A		2,000	2,195,240
NE St Muni Enrg Agy Ser A (BHAC)	5.375%	4/1/2039	AAA		2,085	2,250,924
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2023	A1		1,245	1,316,276
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2021	A1		1,000	1,114,930
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1		1,000	1,109,940
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	BBB		3,250	3,495,732
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-		4,500	4,580,595
OH St Wtr Dev Auth Pollutn Ctrl First Enrg Ser A	5.875%	6/1/2033	Baa1		1,875	2,074,013
OK St Muni Pwr Auth Ser A	5.875%	1/1/2028	A		1,000	1,101,240
Orlando FL Utils Commn Ser B	5.00%	10/1/2033	Aa1		2,500	2,603,050
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3		1,500	1,508,835
Palm Beach Cnty FL Solid Wst Auth Impt Ser B	5.50%	10/1/2028	AA		3,000	3,216,750
Phoenix AZ Civic Impt Corp Jr Lien Ser A(b)	5.00%	7/1/2039	AAA		6,250	6,415,156
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR		3,000	2,845,680
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2028	BBB		740	750,641
Sabine River Auth TX Pollutn Ctrl Southwestern Elec Co (NPFGC)	4.95%	3/1/2018	A		2,500	2,417,200
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CCC		1,375	1,259,019
Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A	5.80%	7/1/2022	CCC		1,000	649,400
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AAA		3,650	3,932,984
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AAA		2,920	3,146,388
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AAA		2,920	3,146,388
Salt Verde AZ Financial Corp Gas Rev Sr	5.00%	12/1/2037	A		3,750	3,188,775
San Diego CA Pub Facs Fing Auth Sr Ser A	5.25%	5/15/2039	A+		2,500	2,576,250
Santa Margarita-Dana CA Point Auth Wtr Dist Impt Ser 2-3-4 A	5.25%	8/1/2032	AA		3,020	3,146,780
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(a)	4,781	4,511,782
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	BB+		2,050	2,091,882
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	BB+		2,630	2,666,241
TN Enrg Acq Corp Ser C	5.00%	2/1/2020	A		2,300	2,312,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities (continued)

Tooele UT Hazardous Wst Union Pacific Pj A Rmkt AMT	5.70%	11/1/2026	BBB	$5,000		$5,014,550
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2026	A	1,250		1,206,450
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%	12/15/2026	A	3,810		4,113,390
UT Wtr Fin Agy Rev Pooled Ln Fing Pg Ser B (AMBAC)	5.125%	7/1/2023	NR	1,000		994,700

Total						215,203,922

Total Municipal Bonds (cost $1,181,122,591)						1,182,240,884

				Shares (000)
SHORT-TERM INVESTMENTS 0.00%

Money Market Mutual Funds

Dreyfus Municipal Cash Management Plus				—	(d)	249
SSgA Tax Free Money Market Fund				5		4,500

Total Short-Term Investments (cost $4,749)						4,749

Total Investments in Securities 109.81% (cost $1,181,127,340)						1,182,245,633

Liabilities in Excess of Cash and Other Assets(e) (9.81%)						(105,619,850)

Net Assets 100.00%						$1,076,625,783

Open Futures Contracts at December 31, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2010	895	Short	(103,260,625)	5,355,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 105.09%

Corporate-Backed 4.00%

CA Pollutn Ctrl Fing Auth Browning Ferris Indl Inc Ser A AMT	5.80%	12/1/2016	BBB	$1,080	$1,083,553
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A-	2,620	2,298,002
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A	1,505	1,514,813
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.00%	3/1/2037	A	975	830,018
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,250	2,030,377

Total					7,756,763

Education 6.24%

Abag Fin Auth For Nonprofit Corp CA Sch of Mech Arts	5.25%	10/1/2026	A3	500	501,725
CA Edl Facs Auth Rev CA Lutheran Univ	5.25%	10/1/2021	Baa1	1,500	1,495,980
CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Ba1	1,000	687,880
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	846,300
CA Edl Facs Auth Rev Univ Sthn CA Ser A	5.00%	10/1/2039	AA+	1,000	1,040,120
CA Muni Fin Auth Ed Rev Amer Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-	1,000	832,220
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,102,631
CA St Unref Bal	5.125%	6/1/2027	A	5	5,003
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	1,000	1,014,680
San Bernardino Cmnty College Dist CA Election 2002 Ser A	5.75%	8/1/2020	AA-	750	866,775
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D (NPFGC)(FGIC)	Zero Coupon	8/1/2028	A	1,000	316,580
Univ of CA Ser O(b)	5.75%	5/15/2031	Aa1	3,000	3,382,710

Total					12,092,604

General Obligation 20.27%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	BBB+	1,000	1,039,190
Barstow CA Unif Sch Dist Ser A (NPFGC)(FGIC)	5.00%	8/1/2026	A3	2,475	2,502,844
Berkeley CA Measure I-Animal Shelter Pj (AG)	4.625%	9/1/2037	AAA	1,025	928,035
CA St	5.00%	9/1/2028	A	1,000	958,940
CA St (CIFG)	4.50%	8/1/2028	A	1,400	1,224,678
CA St Unref Bal (AMBAC)	5.00%	4/1/2031	A	10	9,277
CA St Var Purp	5.25%	10/1/2029	A	1,500	1,469,190
CA St Var Purp	5.50%	4/1/2024	A	1,000	1,035,790
CA St Var Purp	6.50%	4/1/2033	A	2,500	2,692,025
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	4.50%	8/1/2031	Aa1	1,800	1,697,850
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2033	AA	1,000	1,008,980
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AAA	3,000	3,109,650
Los Angeles CA Unif Sch Dist Ser A-1 (NPFGC)	4.50%	1/1/2028	AA-	1,000	941,720
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	AA-	2,225	2,294,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)

Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001 (NPFGC)(FGIC)	5.00%	8/1/2024	A		$1,060	$1,070,642
Montebello CA Unif Sch Dist Election of 2004 (AGM)	5.00%	8/1/2028	AAA		1,335	1,375,277
Oak Vly CA Hosp Dist Election 2004 (NPFGC)(FGIC)	5.00%	7/1/2033	A3		500	472,285
Oxnard CA Union High Sch Dist Ser A (NPFGC)	6.00%	2/1/2020	A		650	705,062
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA		1,910	1,938,946
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2033	AA		2,145	2,157,911
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2034	AA		2,400	2,410,788
Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj (AMBAC)	Zero Coupon	8/1/2026	A	(a)	3,500	1,022,525
Pomona CA Unif Sch Dist Ser A (NPFGC)	6.15%	8/1/2030	A		825	886,586
Pomona CA Unif Sch Dist Ser A (NPFGC)	6.55%	8/1/2029	A		950	1,068,550
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	BBB-		1,000	1,004,290
Riverside CA Cmnty College Dist Unref Bal Ser A (NPFGC)	5.50%	8/1/2029	AA-		15	15,482
Santa Ana CA Unif Sch Dist Election 2008 Ser A	5.25%	8/1/2025	A+		1,650	1,737,136
Santa Ana CA Unif Sch Dist Election 2008 Ser A	5.25%	8/1/2026	A+		1,000	1,047,010
Territory of Guam Ser A	7.00%	11/15/2039	B+		390	401,985
West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	A		1,000	1,067,490

Total						39,294,643

Healthcare 10.84%

CA Hlth Facs Fing Auth Catholic Hlthcare West Ser A	6.00%	7/1/2039	A		2,000	2,115,540
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		2,500	2,564,700
CA Hlth Facs Fing Auth Mtg Ins CA NV Methodist	5.00%	7/1/2036	A		1,000	856,490
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		1,000	1,117,520
CA Infrastr & Econ Dev Bk Kaiser Hosp Ser A	5.55%	8/1/2031	A+		650	657,930
CA Infrastr & Econ Dev Bk Kaiser Hosp Ser B	5.50%	8/1/2031	A		1,225	1,228,087
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.25%	2/1/2037	Baa2		1,000	869,030
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.50%	2/1/2039	Baa2		1,000	896,330
CA Sierra View Loc Hlthcare Dist	5.25%	7/1/2032	A	(a)	1,000	929,810
CA Statewide Cmntys Dev Auth CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Ba1		1,000	919,980
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2035	BBB		1,675	1,496,009
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,686,540
CA Statewide Cmntys Dev Auth Kaiser Ser C Rmkt	5.25%	8/1/2031	A+		1,500	1,441,920
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB		1,000	1,051,470
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		1,500	1,285,950
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		1,030	1,028,579
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	5.50%	6/1/2031	A+		345	347,215
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	6.00%	6/1/2022	A+		500	512,425

Total						21,005,525

Housing 1.51%

CA Hsg Fin Agy Rev Hm Mtg Ser E AMT	4.80%	8/1/2037	AA-		1,115	881,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Housing (continued)

Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A		$2,000	$2,048,380

Total						2,929,899

Lease Obligations 12.70%

CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2024	A-		1,550	1,447,018
CA St Pub Wrks Brd Lease Dept Gen Svcs Teale Data Ctr Ser B (AMBAC)	5.25%	3/1/2020	A-		1,000	1,003,150
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2		1,500	1,495,710
CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	5.375%	11/1/2022	A-		1,000	993,970
CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	6.375%	11/1/2034	A-		2,000	2,037,000
Los Angeles CA Convtn & Exhibit Ctr Auth Ser A	5.00%	8/15/2020	AA-		1,000	1,030,270
Los Angeles CA Muni Impt Corp Cap Equip Ser A	5.00%	9/1/2025	AA-		2,000	2,013,840
Los Angeles CA Muni Impt Corp Cap Equip Ser A (AG)	5.25%	4/1/2019	AAA		750	825,405
Palm Springs CA Fing Auth Convtn Ctr Pj Ser A (NPFGC)	5.50%	11/1/2035	A		1,000	974,360
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	906,360
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-		1,000	1,057,990
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AAA		1,000	1,015,390
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-		1,500	1,701,510
San Buenaventura CA Ser C COP (AMBAC)	5.25%	2/1/2031	NR		2,575	2,565,138
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2024	AA+		1,410	1,476,735
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2036	AA+		1,000	984,100
Santa Ana CA Unif Sch Dist Cap Apprec Fing Pj COP (AGM)	Zero Coupon	4/1/2019	AAA		2,295	1,352,237
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B	5.50%	10/15/2037	BBB		2,000	1,732,700

Total						24,612,883

Other Revenue 2.84%

CA Muni Fin Auth High Tech High Chula Vista B†	6.00%	7/1/2028	BB+	(a)	850	716,108
CA Muni Fin Auth OCEAA Pj Ser A	6.75%	10/1/2028	NR		1,445	1,283,680
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		500	370,455
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	846,181
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		1,250	939,875
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+		1,000	955,090
Oakland CA Jt Pwrs Fing Auth	5.50%	9/2/2024	A-		390	393,561

Total						5,504,950

Pre-Refunded 9.28%

CA Edl Facs Auth Rev Pooled College & Univ Ser C ETM	6.50%	6/1/2020	Baa3		3,000	3,086,790
CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2026	A1		1,145	1,230,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Pre-Refunded (continued)

CA St (AMBAC)(b)	5.00%	4/1/2031	A-		$9,990	$11,554,084
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	5.00%	5/15/2038	Baa2		1,000	858,390
El Monte CA Sch Dist Ser A (AGM)	6.25%	5/1/2025	AAA		1,230	1,261,439

Total						17,991,555

Special Tax 8.53%

Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+		1,500	1,216,620
Carpinteria CA Santn Dist Spl Assmnt Ltd Ser 2007-1-A	6.90%	9/2/2039	NR		495	510,266
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR		550	451,198
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR		940	760,714
Folsom CA Redev Agy Tax Alloc Cent Folsom Redev Pj	5.50%	8/1/2036	A		1,000	917,840
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,246,911
Jurupa CA Cmnty Svcs Dist Spl Tax Cmnty Facs Dist 18 Eastvale Ser A	5.00%	9/1/2036	NR		1,710	1,309,415
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	A		1,000	1,062,200
Los Angeles Cnty CA Pub Wrks Fing Auth Los Angeles Regl Pk Open Space (AGM)	5.25%	10/1/2018	AAA		1,000	1,141,190
Redding CA Redev Agy Shastec Redev Pj	5.00%	9/1/2029	BBB+		600	528,096
RNR Sch Fing Auth CA Spl Tax Cmnty Facs Dist No 92-1 Ser A (AMBAC)	5.625%	9/1/2030	A	(a)	3,860	3,685,181
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-		1,000	1,050,710
San Diego CA Spl Tax Cmnty Facs Dist No 4 Ser A	6.00%	9/1/2037	NR		1,000	862,530
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	6.625%	8/1/2039	BBB		1,500	1,530,225
South Orange Cnty CA Pub Fing Auth Ladera Ranch Ser A (AMBAC)	4.625%	8/15/2026	BBB+		310	260,431

Total						16,533,527

Tax Revenue 4.64%

CA St Econ Recovery Ser A	5.00%	7/1/2018	A+		1,000	1,071,350
CA St Econ Recovery Ser A	5.00%	7/1/2022	A+		1,000	1,033,930
Los Angeles Cnty CA Metro Transn Auth Prop A-1st Tier Sr Ser B	5.00%	7/1/2031	AAA		1,635	1,706,188
Los Angeles Cnty CA Metro Transn Auth Prop C 2nd Sr Ser A (AGM)	4.50%	7/1/2030	AAA		1,000	979,020
Los Angeles Cnty CA Metro Transn Auth Ser A (AG)	5.00%	7/1/2022	AAA		2,000	2,174,200
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A		500	537,000
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A		500	540,140
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2037	BBB		555	587,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Tax Revenue (continued)

Virgin Islands Pub Fin Auth Rev Sub Matching Fd Ln Ser A	6.00%	10/1/2039	Baa3		$375	$375,780

Total						9,004,998

Tobacco 1.50%

Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BBB		1,200	811,896
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB		1,245	924,748
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A	5.00%	6/1/2045	A-		1,000	835,480
Silicon Vly CA Tob Securitization Auth Cap Apprec Turbo Santa Clara A	Zero Coupon	6/1/2036	BBB	(a)	3,500	338,170

Total						2,910,294

Transportation 1.76%

Bay Area Toll Auth CA San Francisco Bay Area F-1	5.00%	4/1/2034	AA		2,000	2,028,160
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	5.30%	7/1/2013	NR		200	185,548
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.00%	7/1/2018	NR		250	222,585
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.40%	7/1/2023	NR		300	256,419
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.50%	7/1/2027	NR		260	215,342
San Francisco CA City & Cnty Arpts Commn Spl Facs Lease SFO Fuel Ser A AMT (AGM)	5.75%	1/1/2014	AAA		500	500,980

Total						3,409,034

Utilities 20.98%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR		1,000	981,470
CA Eastern Muni Wtr Dist Ser H	5.00%	7/1/2033	AA		2,500	2,566,050
CA Pollutn Ctrl Fing Auth Republic Svcs Inc Pj Ser C AMT	5.25%	6/1/2023	BBB		810	816,205
CA Pollutn Ctrl Fing Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB		1,000	992,740
CA Pollutn Ctrl Fing Auth Solid Wst Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB		1,000	950,750
CA St Dept of Wtr Res Cent Vly Pj Ser AE	5.00%	12/1/2026	AAA		2,000	2,151,820
CA St Dept of Wtr Res Pwr Sub Ser F-4	0.20%#	5/1/2022	Aaa		690	690,000
Chino Basin Desalter Auth Ser A (AG)	5.00%	6/1/2027	AAA		2,000	2,083,460
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3		1,000	1,093,990
Fresno CA Swr Rev Ser A (AG)	5.00%	9/1/2025	AAA		1,530	1,640,894
Imperial CA Wtr Fac COP (NPFGC)(FGIC)	5.00%	10/15/2020	A		3,250	3,292,120
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.50%	11/15/2037	A		1,000	942,940
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A-1 (AGM)	5.00%	7/1/2015	AAA		1,000	1,135,650
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A		2,000	2,245,060
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1		1,985	2,203,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities (continued)

Northern CA Pwr Agy Rev Hydroelectronic No 1-C (AG)	5.00%	7/1/2024	AAA	$1,760		$1,871,249
Riverside CA Elec Rev Issue D (AGM)	5.00%	10/1/2027	AAA	1,000		1,046,760
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AAA	1,920		2,068,858
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AAA	1,540		1,659,396
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AAA	1,540		1,659,396
Sacramento CA Regl Cnty Santn Dist Ser A (NPFGC)(FGIC)	5.25%	12/1/2023	AA	1,500		1,688,160
San Diego CA Pub Facs Fing Auth Sr Ser A	5.25%	5/15/2039	A+	1,500		1,545,750
Santa Margarita-Dana CA Point Auth Wtr Dist Impt Ser 2-3-4 A	5.25%	8/1/2032	AA	2,000		2,083,960
Shasta CA Jt Pwrs Fing Auth Cnty Admin Bldg Pj Ser A (NPFGC)	5.25%	4/1/2023	A	675		691,882
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2033	A	1,000		921,000
Sthn CA Pub Pwr Auth Sub Sthn Transmission Ser A	5.00%	7/1/2020	Aa3	1,500		1,645,515

Total						40,668,306

Total Municipal Bonds (cost $204,824,915)						203,714,981

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus General CA Municipal Money Market Fund Class A (cost $26)				—	(d)	26

Total Investments in Securities 105.09% (cost $204,824,941)						203,715,007

Liabilities in Excess of Cash and Other Assets(e) (5.09%)						(9,869,793)

Net Assets 100.00%						$193,845,214

Open Futures Contracts at December 31, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2010	157	Short	$(18,113,875)	$939,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 101.98%

Corporate-Backed 4.03%

CT St Dev Auth Govt Lease (NPFGC)	6.60%	6/15/2014	A	$500	$502,100
New Haven CT Solid Wst Auth	5.375%	6/1/2028	A	1,500	1,583,400
Sprague CT Envr Impt Intl Paper Co Pj Ser A AMT	5.70%	10/1/2021	BBB	900	878,130
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,000	1,804,780

Total					4,768,410

Education 28.50%

CT St Higher Ed Supplement Ln Auth Chesla Ln Pg Ser A	5.05%	11/15/2027	Aa3	800	834,032
CT St Higher Ed Supplement Ln Auth Sr Fam Ed Ln Pg Ser A AMT (NPFGC)	4.80%	11/15/2022	Aa3	1,880	1,788,858
CT St Hlth & Edl Facs Auth (RADIAN)	5.35%	7/1/2031	NR	695	623,095
CT St Hlth & Edl Facs Auth Chase Collegiate Sch Ser A (RADIAN)	4.00%	7/1/2019	NR	100	86,676
CT St Hlth & Edl Facs Auth Chase Collegiate Sch Ser A (RADIAN)	5.00%	7/1/2027	NR	100	87,009
CT St Hlth & Edl Facs Auth CT College Ser G (NPFGC)	4.50%	7/1/2037	A	620	604,618
CT St Hlth & Edl Facs Auth Fairfield Univ Ser M	5.00%	7/1/2026	A-	450	466,366
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2026	A-	2,000	2,061,340
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-	2,000	2,059,920
CT St Hlth & Edl Facs Auth Loomis Chaffee Sch Ser F (AMBAC)	4.00%	7/1/2022	A2	95	98,504
CT St Hlth & Edl Facs Auth Norwich Free Academy Ser A (AMBAC)	5.00%	7/1/2034	A2	1,250	1,273,600
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser H (AMBAC)	5.00%	7/1/2036	A2	1,015	1,017,223
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A	3,000	3,056,220
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2027	A	1,000	1,019,370
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2030	NR	465	487,766
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2037	NR	700	717,115
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2028	AAA	4,050	4,256,489
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2033	AAA	1,500	1,576,478
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2038	AAA	4,610	4,845,041
CT St Hlth & Edl Facs Auth Trinity College Ser J (NPFGC)	4.25%	7/1/2031	A1	1,000	984,750
CT St Hlth & Edl Facs Auth Univ Hartford Ser E (RADIAN)	5.25%	7/1/2032	BBB-	2,900	2,707,904
CT St Hlth & Edl Facs Auth Unref Bal Sacred Hrt Ser C	6.50%	7/1/2016	BBB	210	211,520
CT St Hlth & Edl Facs Auth Yale Univ Ser Z-1	5.00%	7/1/2042	AAA	1,000	1,043,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

Univ of CT Ser A	5.00%	4/1/2018	AA	$1,580	$1,779,728

Total					33,686,892

General Obligation 23.83%

Bridgeport CT Ser C (NPFGC)(FGIC)	4.75%	8/15/2021	A	1,000	986,790
CT St Regl Sch Dist No 5	5.00%	8/15/2019	Aa2	555	627,572
CT St Ser A	5.00%	2/15/2027	AA	1,000	1,098,900
CT St Ser A	5.00%	4/15/2028	AA	2,555	2,776,467
CT St Ser B	4.75%	5/1/2023	AA	1,685	1,809,336
CT St Ser B	4.75%	5/1/2024	AA	2,000	2,131,200
CT St Ser B	5.00%	5/1/2025	AA	2,500	2,710,825
CT St Ser B (AMBAC)	5.25%	6/1/2019	AA	1,370	1,594,036
Hartford CT Ser A (AG)	5.00%	8/15/2028	AAA	1,740	1,843,408
Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	A	1,470	1,571,518
Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	A	1,000	1,061,630
Montville CT	6.70%	6/15/2010	Aa3	575	591,359
New Haven CT (AMBAC)	5.00%	11/1/2020	A-	2,000	2,117,000
New Haven CT Ser A (AG)	4.75%	3/1/2028	AAA	1,145	1,180,060
New Haven CT Unref Bal Ser B (NPFGC)(FGIC)	5.00%	11/1/2019	A-	560	593,158
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	2,485	1,983,527
Puerto Rico Comwlth Cap Apprec Pub Impt	Zero Coupon	7/1/2018	BBB-	2,035	1,261,843
Puerto Rico Comwlth Ser A	5.375%	7/1/2033	BBB-	1,000	934,920
Puerto Rico Comwlth Unref Bal Pub Impt (FSA)	5.125%	7/1/2030	AAA	945	949,082
Redding CT	6.60%	4/15/2010	Aaa	100	101,755
Territory of Guam Ser A	7.00%	11/15/2039	B+	235	242,222

Total					28,166,608

Healthcare 10.60%

CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.50%	8/15/2027	NR	1,380	1,135,892
CT St Dev Auth Rev Duncaster Inc Pj (RADIAN)	5.125%	8/1/2022	BBB	235	224,808
CT St Hlth & Edl Facs Auth Bridgeport Hosp Ser A (NPFGC)	6.625%	7/1/2018	A	1,250	1,250,238
CT St Hlth & Edl Facs Auth Catholic Hlth East Ser F (NPFGC)	5.625%	11/15/2020	A1	325	328,884
CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser C (AMBAC)	5.625%	7/1/2029	NR	970	977,188
CT St Hlth & Edl Facs Auth CT College Ser E (NPFGC)	5.00%	7/1/2032	A	1,050	1,081,091
CT St Hlth & Edl Facs Auth Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2037	BBB-	1,345	1,156,888
CT St Hlth & Edl Facs Auth William W Backus Hosp Ser G (AGM)	5.00%	7/1/2035	AAA	1,000	1,004,750
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2024	A1	1,715	1,731,052
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2031	A1	3,000	2,922,870
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	720	719,006

Total					12,532,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Housing 1.23%

CT St Hsg Fin Auth Hsg Mtg Fin Ser F Rmkt AMT (AMBAC)	4.90%	11/15/2035	AAA	$1,000	$942,640
CT St Hsg Fin Auth Spl Oblig Grp Home Mtg (AMBAC)	5.85%	6/15/2030	NR	500	510,050

Total					1,452,690

Lease Obligations 0.81%

Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	1,000	954,540

Other Revenue 3.25%

CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%	7/1/2031	AAA	1,750	1,835,855
CT St Hlth & Edl Facs Auth Trinity College Ser H (NPFGC)	4.75%	7/1/2023	A+	1,030	1,066,132
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs Ser D GTD	5.25%	7/1/2036	BBB-	1,000	933,690

Total					3,835,677

Pre-Refunded 7.86%

Bridgeport CT Ser C (FGIC)	5.00%	8/15/2020	A-	500	533,655
CT St Hlth & Edl Facs Auth CT St Univ Sys Ser E (FGIC)	5.00%	11/1/2033	AA	750	835,185
CT St Ser B	5.60%	6/15/2020	Aa3	250	255,605
New Haven CT Ser A ETM (AMBAC)	5.00%	11/1/2021	A-	30	35,343
New Haven CT Ser C ETM (NPFGC)	5.00%	11/1/2021	A	10	11,204
New Haven CT Unref Bal Ser A (AMBAC)	5.00%	11/1/2021	A-	970	1,055,961
Puerto Rico Comwlth Hwy & Transn Auth Ser D (FSA)	5.00%	7/1/2032	AAA	410	452,948
Puerto Rico Elec Pwr Auth Ser II	5.25%	7/1/2031	A3	1,000	1,119,390
Puerto Rico Elec Pwr Auth Ser NN (NPFGC)	5.00%	7/1/2032	AAA	1,500	1,704,510
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.50%	8/1/2029	Aaa	750	819,113
Waterbury CT Ser A (AGM)	5.125%	4/1/2022	AAA	2,250	2,471,017

Total					9,293,931

Special Tax 1.39%

CT St Spl Tax Oblig Transn Infrastr Ser A (AMBAC)	5.00%	8/1/2023	AA	1,500	1,636,980

Tax Revenue 4.05%

Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	1,000	1,033,390
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-	1,000	987,880
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2025	A	1,500	1,472,655
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2037	BBB	440	465,678
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB	500	452,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CONNECTICUT TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Tax Revenue (continued)

Virgin Islands Pub Fin Auth Rev Sub Matching Fd Ln Ser A	6.00%	10/1/2039	Baa3	$375		$375,780

Total						4,787,573

Utilities 16.43%

CT St Dev Auth Lt & Pwr B AMT	5.95%	9/1/2028	Baa1	2,550		2,574,072
CT St Dev Auth Solid Wst Disp PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	1,500		1,463,280
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	4.70%	7/1/2036	NR	2,000		1,627,740
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	5.00%	7/1/2038	NR	3,700		3,144,075
CT St Dev Auth Wtr Fac Bridgeport AMT TCRS (AMBAC)	6.15%	4/1/2035	A	500		500,235
CT St Dev Auth Wtr Fac Wtr Co of CT Pj Ser A AMT (NPFGC)(FGIC)	5.00%	10/1/2040	A	500		440,580
CT St Muni Elec Enrg Cooperative Ser A (AMBAC)	5.00%	1/1/2022	Aa3	1,650		1,799,011
Naugatuck CT Incineration Facs Pj Ser A AMT COP (AMBAC)	5.00%	6/15/2022	A2	250		250,618
Puerto Rico Elec Pwr Auth Libor Ser UU	0.89%#	7/1/2031	A3	1,000		724,430
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2037	A3	1,500		1,404,390
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,500		1,473,360
South Cent CT Regl Wtr Auth 22nd Ser (AGM)	5.00%	8/1/2038	AAA	2,000		2,054,640
Stamford CT Wtr Pollutn Ctrl Ser A	5.00%	11/15/2032	AA+	1,000		1,038,280
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-	1,000		920,860

Total						19,415,571

Total Municipal Bonds (cost $121,187,877)						120,531,539

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus CT Municipal Cash Management (cost $6)				—	(d)	6

Total Investments in Securities 101.98% (cost $121,187,883)						120,531,545

Liabilities in Excess of Cash and Other Assets(e) (1.98%)						(2,342,938)

Net Assets 100.00%						$118,188,607

Open Futures Contracts at December 31, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2010	100	Short	$(11,537,500)	$599,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 101.58%

Corporate-Backed 2.34%

HI St Dept Transn Spl Fac Rev Continental Airlines Inc AMT	7.00%	6/1/2020	B	$1,000	$957,980
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,250	2,030,377

Total					2,988,357

Education 7.15%

HI St Dept Bdgt & Fin Chaminade Univ Honolulu (RADIAN)	4.75%	1/1/2036	NR	1,000	880,620
HI St Dept Bdgt & Fin Chaminade Univ Honolulu (RADIAN)	5.00%	1/1/2026	NR	150	144,561
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	4.625%	1/1/2036	NR	1,000	893,690
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	5.00%	1/1/2026	NR	1,000	984,860
Univ of HI Rev Ser A	5.25%	10/1/2034	Aa3	1,000	1,053,690
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa3	1,750	1,950,585
Univ of HI Rev Ser A (NPFGC)	4.125%	10/1/2026	Aa3	1,670	1,631,390
Univ of HI Rev Ser A CR (MBIA)(AGM)	5.00%	7/15/2024	AAA	1,500	1,592,460

Total					9,131,856

General Obligation 33.88%

HI Cnty HI Ser A	5.00%	7/15/2020	AA-	1,150	1,240,125
HI Cnty HI Ser A (AGM)	5.00%	7/15/2023	AAA	1,000	1,047,300
HI Cnty HI Ser A (NPFGC)	5.00%	7/15/2024	AA-	900	945,648
HI Cnty HI Ser A (NPFGC)	5.25%	7/15/2023	AA-	595	632,842
HI Cnty HI Ser A (NPFGC)(FGIC)	5.60%	5/1/2013	AA-	1,780	2,011,703
HI St Ser BZ ETM	6.00%	10/1/2012	AA	405	461,165
HI St Ser CA (NPFGC)(FGIC)	8.00%	1/1/2013	AA	2,000	2,391,880
HI St Ser CZ (AGM)	5.25%	7/1/2018	AAA	1,000	1,067,380
HI St Ser DE (NPFGC)	5.00%	10/1/2012	AA	1,000	1,106,820
HI St Ser DE (NPFGC)	5.00%	10/1/2024	AA	1,000	1,062,650
HI St Ser DG (AMBAC)	5.00%	7/1/2016	AA	1,000	1,125,230
HI St Ser DI (AGM)	5.00%	3/1/2020	AAA	2,000	2,192,500
HI St Ser DK	5.00%	5/1/2025	AA	3,500	3,841,495
HI St Ser DK	5.00%	5/1/2026	AA	2,500	2,728,900
HI St Ser DK	5.00%	5/1/2027	AA	2,500	2,719,575
HI St Unrel Bal Ser BZ	6.00%	10/1/2012	AA	95	107,704
Honolulu HI City & Cnty Ser A	5.00%	4/1/2026	AA	1,000	1,081,340
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2021	AAA	1,070	1,177,856
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2022	AAA	1,525	1,667,145
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2028	AAA	3,295	3,482,321
Honolulu HI City & Cnty Ser B (FSA)	5.25%	7/1/2017	AAA	1,500	1,729,125
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%	7/1/2018	AA	1,000	1,096,230
Honolulu HI City & Cnty Ser D (NPFGC)	5.00%	7/1/2023	AA	2,000	2,152,700
Kauai Cnty HI Ser A (NPFGC)(FGIC)	5.00%	8/1/2026	AA-	250	260,842
Kauai Cnty HI Ser A (NPFGC)(FGIC)	5.00%	8/1/2029	AA-	1,000	1,033,810
Kauai Cnty HI Unref Bal Ser A (NPFGC)	5.50%	8/1/2021	AA-	1,630	1,692,739
Maui Cnty HI (NPFGC)	5.00%	3/1/2025	AA	1,000	1,062,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

Maui Cnty HI Ser A (NPFGC)	5.00%	7/1/2023	AA	$1,040	$1,119,810
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	995	794,209
Territory of Guam Ser A	7.00%	11/15/2039	B+	235	242,222

Total					43,275,626

Healthcare 3.38%

HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	7.875%	11/15/2023	NR	500	536,370
HI St Dept Bdgt & Fin Kahala Nui Pj Ser A	8.00%	11/15/2033	NR	600	640,638
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+	1,240	1,246,076
Kuakini HI Hlth Sys Spl Purp Ser A	6.30%	7/1/2022	BBB-	1,000	1,003,620
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A	150	150,024
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	740	738,979

Total					4,315,707

Housing 2.67%

HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3	2,000	2,183,340
HI St Hsg Fin & Dev Corp Sing Fam Mtg Ser B (FNMA)	5.30%	7/1/2028	AAA	715	716,823
HI St Hsg Fin & Dev Corp Sing Fam Mtg Ser B (FNMA)	5.45%	7/1/2017	AAA	515	516,746

Total					3,416,909

Lease Obligations 3.04%

HI St Dept Hawaiian Home Lands Kapolei Office Fac Ser A (AGM)	5.00%	11/1/2031	Aa3	1,805	1,876,731
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	1,000	954,540
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-	1,000	1,057,990

Total					3,889,261

Pre-Refunded 11.55%

HI Cnty HI Ser A (FGIC)	5.50%	7/15/2017	A+	1,045	1,122,111
HI St Arpts Sys Rev 2nd Ser CR AMT ETM (AGM)	6.90%	7/1/2012	A	635	663,804
Honolulu HI City & Cnty Brd Wtr Supply (AGM)	5.25%	7/1/2031	AAA	100	107,055
Honolulu HI City & Cnty Ser A (AGM)	5.125%	9/1/2021	AAA	600	644,268
Honolulu HI City & Cnty Wtr ETM TCRS (FGIC)	6.00%	12/1/2015	Aa2	1,000	1,217,290
Kauai Cnty HI Ser A (NPFGC)	5.50%	8/1/2021	AA-	865	932,098
Maui Cnty HI Ser A (FGIC)	6.10%	3/1/2020	AA	500	509,495
Maui Cnty HI Ser A (NPFGC)	5.00%	3/1/2022	AA	750	819,795
Puerto Rico Comwlth Hwy & Transn Auth Ser D	5.25%	7/1/2038	AAA	1,000	1,103,060
Puerto Rico Comwlth Hwy & Transn Auth Ser Y	5.50%	7/1/2036	Aaa	1,000	1,197,790
Puerto Rico Comwlth Hwy & Transn Auth Ser Y (IBC)(NPFGC)	5.50%	7/1/2036	A	250	299,447
Puerto Rico Comwlth Infrastr Fing Auth Ser A	5.375%	10/1/2024	AAA	300	314,340
Puerto Rico Comwlth Infrastr Fing Auth Ser A	5.50%	10/1/2032	AAA	200	209,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)

Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2036	BBB-	$1,465	$1,612,174
Univ of HI Univ Sys Rev Ser A (FGIC)	5.125%	7/15/2032	Aa3	1,100	1,217,513
Univ of HI Univ Sys Rev Ser A (FGIC)	5.50%	7/15/2029	Aa3	2,500	2,790,450

Total					14,760,434

Special Tax 4.25%

HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A2	3,000	3,117,750
Puerto Rico Comwlth Infrastr Fing Auth Ser B	5.00%	7/1/2046	BBB+	1,000	856,510
Puerto Rico Comwlth Infrastr Fing Auth Ser C (AMBAC)	5.50%	7/1/2028	BBB+	1,475	1,449,807

Total					5,424,067

Tax Revenue 6.40%

Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	1,500	1,550,085
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	6.50%	8/1/2044	A+	2,500	2,705,225
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-	1,000	987,880
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	4.25%	10/1/2029	A	500	425,725
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2025	A	1,000	981,770
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2037	BBB	440	465,678
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB	750	678,285
Virgin Islands Pub Fin Auth Rev Sub Matching Fd Ln Ser A	6.00%	10/1/2039	Baa3	375	375,780

Total					8,170,428

Transportation 8.41%

HI St Hrbr Sys Rev Ser A AMT (AGM)	5.00%	1/1/2031	AAA	2,000	1,883,640
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.25%	1/1/2027	AAA	1,450	1,448,376
HI St Hwy Rev	5.00%	1/1/2019	AA+	1,000	1,139,600
HI St Hwy Rev Ser A (AGM)	5.00%	7/1/2023	AAA	2,000	2,116,820
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%	7/1/2025	AAA	2,000	2,228,440
Puerto Rico Comwlth Hwy & Transn Auth Ser CC (AGM)	5.25%	7/1/2033	AAA	1,000	1,052,820
Puerto Rico Comwlth Hwy & Transn Auth Ser M	5.00%	7/1/2046	BBB	1,000	850,020
Puerto Rico Comwlth Hwy & Transn Auth Sub St Infrastr Bk	5.00%	7/1/2022	BBB-	20	19,744

Total					10,739,460

Utilities 18.51%

HI St Dept Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1	1,000	918,620
HI St Dept Bdgt & Fin Hawaiian Elec Co Ser A AMT (FGIC)	4.65%	3/1/2037	Baa1	1,000	829,410
HI St Dept Bdgt & Fin Hawaiian Elec Co Ser B AMT (FGIC)	4.60%	5/1/2026	Baa1	1,500	1,333,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HAWAII TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)

Honolulu HI City & Cnty Brd Wtr Supply Ser B AMT (NPFGC)	5.25%	7/1/2021	AA	$1,335	$1,413,084
Honolulu HI City & Cnty Wst Wtr 2nd Bd Resolution Jr Ser A (AGM)(b)	5.00%	7/1/2032	AAA	10,000	10,411,250
Honolulu HI City & Cnty Wst Wtr Sr Ser A (NPFGC)(FGIC)	5.00%	7/1/2024	AA-	2,745	2,913,708
Kauai Cnty HI Ser A (NPFGC)(FGIC)	5.00%	8/1/2028	AA-	1,000	1,036,820
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.00%	7/1/2028	AAA	1,000	1,024,300
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA	1,000	994,210
Puerto Rico Elec Pwr Auth Libor Ser UU	0.89%#	7/1/2031	A3	1,000	724,430
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2032	A3	1,000	957,050
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2027	BBB-	555	529,470
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-	600	552,516

Total					23,638,293

Total Investments in Municipal Bonds 101.58% (cost $127,295,946)					129,750,398

Liabilities in Excess of Cash and Other Assets(e) (1.58%)					(2,017,644)

Net Assets 100.00%					$127,732,754

Open Futures Contracts at December 31, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2010	88	Short	$(10,153,000)	$527,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 100.83%

Corporate-Backed 2.39%

MO St Dev Fin Brd Solid Wst Disp Procter & Gamble Paper Prods AMT	5.20%	3/15/2029	AA-		$1,150	$1,180,947
MO St Envr Impt & Enrg Res Auth KC Pwr & Lt Co Pj AMT	4.90%	5/1/2038	Baa1		1,500	1,529,325
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3		1,500	1,353,585

Total						4,063,857

Education 5.09%

Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2017	AA		400	458,676
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2023	AA		2,000	2,197,840
Lincoln Univ MO Aux Sys (AG)	5.00%	6/1/2027	AAA		500	533,395
Lincoln Univ MO Aux Sys (AG)	5.125%	6/1/2037	AAA		1,250	1,303,462
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.00%	2/15/2022	AAA		600	651,096
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.00%	2/15/2033	AAA		3,000	3,082,320
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA		375	438,829

Total						8,665,618

General Obligation 5.54%

Jackson Cnty MO Reorg Sch Dist No 7 Sch Bldg (NPFGC)	5.25%	3/1/2022	Aa2		1,000	1,107,740
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR		2,500	1,927,325
Puerto Rico Comwlth Pub Impt Ser A (IBC)(NPFGC)	5.50%	7/1/2029	A		1,000	975,490
St. Louis Cnty MO Lindbergh Sch Dist No R-8 Cap Apprec (NPFGC)	Zero Coupon	3/1/2018	AA		2,080	1,555,008
St. Louis Cnty MO Pkwy C-2 Sch Dist Ser A	5.00%	3/1/2024	AAA		3,320	3,554,525
Territory of Guam Ser A	7.00%	11/15/2039	B+		300	309,219

Total						9,429,307

Healthcare 14.44%

Boone Cnty MO Boone Hosp Ctr Rev	5.75%	8/1/2028	A3		1,500	1,537,635
Cape Girardeau Cnty MO Indl Dev Auth St. Francis Med Ctr	5.75%	6/1/2039	A+		1,000	1,024,740
Cape Girardeau Cnty MO Indl Dev Auth Unref Bal Southeast MO Hosp	5.75%	6/1/2032	BBB+	(a)	260	248,947
Cass Cnty MO Hosp Rev	5.625%	5/1/2038	BBB-	(a)	1,500	1,301,490
Hannibal MO Indl Dev Auth Hlth Facs	5.00%	3/1/2022	BBB+		835	776,567
Joplin MO Indl Dev Auth Freeman Hlth Sys Pj	5.75%	2/15/2035	BBB+		2,500	2,385,025
MO St Hlth & Edl Facs Auth BJC Hlth Sys	5.25%	5/15/2032	AA		5,000	5,095,100
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2039	A2		2,000	1,999,840
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-	(a)	3,680	3,291,797
MO St Hlth & Edl Facs Auth SSM Hlthcare Ser A	5.00%	6/1/2028	AA-		2,000	2,048,140
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Ser 2005A (AGM)	5.50%	11/15/2028	AAA		1,850	1,951,991
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR		1,510	1,083,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)

St. Louis Cnty MO Indl Dev Auth St. Andrew’s Res for Srs Ser A	6.375%	12/1/2041	NR	$1,000	$862,090
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	960	958,675

Total					24,565,462

Housing 4.58%

Kansas City MO Indl Dev Auth Multi Fam Hsg Grand Blvd Ser A (GNMA)	5.30%	11/20/2049	Aaa	1,000	1,001,150
MO St Hsg Dev Commn Mtg Cap Apprec Sing Fam Hsg Ser E-1 AMT (GNMA/FNMA)	Zero Coupon	3/1/2029	AAA	420	144,476
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT (FHA)	4.875%	7/1/2037	AA	1,500	1,355,385
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%	7/1/2030	AA	530	496,467
MO St Hsg Dev Commn Rev Multi Fam Hsg Metro Vlg 5 AMT (FHA)	4.75%	7/1/2021	AA	615	602,208
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	AAA	515	541,486
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA/FHLMC)	5.70%	9/1/2038	AAA	1,555	1,607,963
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg B AMT (GNMA/FNMA)	4.70%	9/1/2026	AAA	1,615	1,605,681
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg B-1 AMT (GNMA/FNMA)	5.375%	9/1/2022	AAA	445	444,297

Total					7,799,113

Lease Obligations 13.68%

Cape Girardeau Cnty MO Bldg Corp Jackson R-II Sch Dist HS Pj (NPFGC)	5.25%	3/1/2026	A	1,000	1,073,160
Grandview MO COP (NPFGC)(FGIC)	5.00%	1/1/2027	A3	1,700	1,721,131
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj	5.00%	12/1/2029	A1	1,500	1,567,485
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj Ser A (NPFGC)	5.00%	12/1/2018	A1	1,385	1,511,381
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj Ser B	5.00%	12/1/2031	A1	1,000	1,018,060
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2021	AA-	2,000	2,109,640
Kansas City MO Metro Jr College Dist Lease COP	5.00%	7/1/2028	Aa3	3,500	3,653,090
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-	585	504,738
MO St Dev Fin Brd Cultural Facs Nelson Gallery Fndtn Ser A (NPFGC)	5.00%	12/1/2030	AA-	3,300	3,362,799
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.00%	6/1/2035	A	1,220	1,100,001
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-	1,000	1,057,990
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs I GTD	5.25%	7/1/2033	BBB-	2,465	2,295,235
Springfield MO Spl Oblig Heers Garage Pj Ser B	4.50%	11/1/2027	A1	500	497,545
St. Louis MO Muni Fin Corp (AGM)	5.00%	2/15/2023	AAA	1,675	1,816,504

Total					23,288,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue 8.79%

Kansas City MO Muni Assistance Corp Leaseholder Ser A	5.125%	3/1/2019	A2	$1,100	$1,110,065
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AAA	1,000	1,085,940
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AAA	1,860	2,008,874
MO St Brd of Pub Bldgs Spl Ser A	5.00%	10/15/2027	AA+	2,500	2,618,775
MO St Dev Fin Brd Cultural Facs Ser B	5.00%	6/1/2037	AAA	3,000	3,120,240
MO St Dev Fin Brd Infrastr Independence Crackerneck Creek	5.00%	3/1/2028	A+	1,000	987,020
MO St Dev Fin Brd Midwest Resh Instl Pj	4.50%	11/1/2027	Baa2	1,000	775,640
MO St Dev Fin Brd Midwest Resh Instl Pj	5.00%	11/1/2022	Baa2	1,000	885,120
MO St Hlth & Edl Facs Auth SSM Hlth 2008 Ser B (AMBAC)	5.25%	6/1/2021	AA-	235	252,122
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	575	449,639
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR	1,000	731,570
St. Louis MO Indl Dev Auth Rev Convtn Ctr Hotel (AMBAC)	Zero Coupon	7/15/2020	NR	2,000	930,180

Total					14,955,185

Pre-Refunded 7.12%

Bowling Green MO Sch Dist No R-I (NPFGC)	5.85%	3/1/2020	NR	1,000	1,008,530
Cape Girardeau Cnty MO Indl Dev Auth Southeast MO Hosp	5.75%	6/1/2032	NR	1,340	1,487,681
MO St Hlth & Edl Facs Auth Washington Univ Ser A	6.00%	3/1/2030	Aaa	850	865,938
MO St Hlth & Edl Facs Auth Washington Univ Ser B	5.00%	3/1/2030	AAA	1,800	1,824,660
MO St Hlth & Edl Facs Auth Webster Univ (NPFGC)	5.25%	4/1/2021	A3	2,000	2,004,800
Puerto Rico Comwlth Hwy & Transn Auth Ser D	5.75%	7/1/2041	AAA	1,000	1,115,300
Puerto Rico Pub Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR	35	40,263
St. Louis MO Arpt Rev Dev Pg Ser A (NPFGC)	5.25%	7/1/2031	AAA	2,000	2,136,460
St. Louis MO Muni Fin Corp Lease Carnahan Courthouse Ser A (FGIC)	5.125%	2/15/2027	NR	1,500	1,635,675

Total					12,119,307

Special Tax 2.98%

Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR	1,375	1,108,951
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB	1,000	924,990
Kansas City MO Tax Incr Maincor Pj Ser A	5.25%	3/1/2018	NR	500	465,370
Osage Beach MO Tax Incr Prewitts Pt Pj	5.00%	5/1/2023	NR	1,000	771,160
Riverside Quindaro Bend Levee Dist MO Ser L 385 Pj (RADIAN)	5.00%	3/1/2017	BBB	795	792,583
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.75%	4/1/2027	NR	1,300	1,003,652

Total					5,066,706

Tax Revenue 11.23%

Bi-State Dev Agy of the MO-IL Metro Dist Metrolink Cross Cnty Extension (AG)(b)	5.00%	10/1/2039	AAA	11,000	11,082,445
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	2,000	2,066,780
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-	775	765,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tax Revenue (continued)

St. Louis MO Muni Fin Corp (AMBAC)	5.00%	2/15/2037	NR	$4,000	$3,649,960
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2037	BBB	465	492,137
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2039	BBB	750	678,285
Virgin Islands Pub Fin Auth Sub Matching Fd Ln Ser A	6.00%	10/1/2039	Baa3	375	375,780

Total					19,110,994

Transportation 5.73%

MO St Hwys & Transn Commn 1st Lien Ser B	5.00%	5/1/2022	AAA	2,500	2,755,500
MO St Hwys & Transn Commn 2nd Lien	5.25%	5/1/2021	AAA	3,500	3,955,000
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2025	AAA	2,000	2,008,660
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A	1,000	1,039,120

Total					9,758,280

Utilities 19.26%

Carroll Cnty MO Pub Wtr Supply Dist No 1	6.00%	3/1/2039	A	1,000	1,078,000
Kansas City MO Santn Swr Sys Rev Ser A	5.25%	1/1/2034	AA	1,000	1,061,000
Kansas City MO Wtr Rev Ser A	5.25%	12/1/2032	AA+	1,000	1,066,570
Metro St. Louis MO Swr Dist Ser A	5.75%	5/1/2038	AA+	1,760	1,922,149
Metro St. Louis MO Swr Dist Ser A (NPFGC)	5.00%	5/1/2034	AA+	2,000	2,057,720
MO Jt Muni Elec Util Commn Iatan 2 Pj Ser A	6.00%	1/1/2039	A3	2,000	2,106,340
MO Jt Muni Elec Util Commn Iatan 2 Pj Ser A (AMBAC)	5.00%	1/1/2034	A3	1,000	999,990
MO Jt Muni Elec Util Commn Plum Point Pj (NPFGC)	5.00%	1/1/2034	A	5,000	4,662,800
MO Jt Muni Elec Util Commn Ser A (AMBAC)	5.00%	1/1/2023	A3	3,000	3,103,590
MO St Envr Impt & Enrg Res Auth Amer Wtr Co Pj AMT (AMBAC)	4.60%	12/1/2036	Baa1	1,000	764,070
MO St Envr Impt & Enrg Res Auth Union Elec Co Pj AMT	5.45%	10/1/2028	A3	2,475	2,333,430
MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving B	7.20%	7/1/2016	Aaa	1,030	1,032,647
MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving D	5.90%	1/1/2019	Aaa	240	240,480
MO St Envr Impt & Enrg Res Auth Unref Bal St Revolving E	5.625%	7/1/2016	Aaa	220	220,425
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA	1,000	994,210
Puerto Rico Elec Pwr Auth Libor Ser UU	0.89%#	7/1/2031	A3	1,000	724,430
Puerto Rico Elec Pwr Auth Ser RR (XLCA)	5.00%	7/1/2025	A3	1,000	1,006,190
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2032	A3	2,500	2,392,625
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,500	1,473,360
St. Charles Cnty MO Pub Wtr Dist No 2 Pj Ser A COP (NPFGC)	5.125%	12/1/2027	Baa1	1,500	1,508,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - MISSOURI TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)

St. Joseph MO Indl Dev Auth Swr Sys Impts Pj	5.00%	4/1/2027	A	$1,325	$1,362,140
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-	730	672,228

Total					32,782,539

Total Investments in Municipal Bonds 100.83% (cost $173,035,817)					171,605,127

Liabilities in Excess of Cash and Other Assets(e) (0.83%)					(1,415,127)

Net Assets 100.00%					$170,190,000

Open Futures Contracts at December 31, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2010	156	Short	$(17,998,500)	$935,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 97.35%

Corporate-Backed 6.01%

Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB-	$750	$418,463
NJ Econ Dev Auth Amer Wtr Co Inc Ser B AMT (NPFGC)(FGIC)	5.375%	5/1/2032	NR	5,000	4,476,750
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3	675	603,490
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	320	213,286
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,000	865,860
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	1,000	902,390

Total					7,480,239

Education 16.71%

NJ Econ Dev Auth Sch Facs Constr Ser O	5.25%	3/1/2025	AA-	1,085	1,146,498
NJ Econ Dev Auth Sch Facs Constr Ser P	5.25%	9/1/2026	AA-	1,000	1,041,060
NJ St Edl Facs Auth College of NJ Ser D (AGM)	5.00%	7/1/2028	AAA	3,000	3,167,640
NJ St Edl Facs Auth Georgian Court Univ Ser D	5.25%	7/1/2037	BBB+	750	740,325
NJ St Edl Facs Auth Kean Univ Ser D (NPFGC)(FGIC)	5.00%	7/1/2032	A	500	504,970
NJ St Edl Facs Auth Montclair St Univ Ser J	5.00%	7/1/2029	A2	2,000	2,041,580
NJ St Edl Facs Auth Rev William Paterson Univ Ser E (XLCA)	5.00%	7/1/2027	A2	1,500	1,530,525
NJ St Edl Facs Auth Rider Univ Ser C (RADIAN)	4.70%	7/1/2027	Baa1	1,000	917,180
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AAA	1,725	1,816,356
NJ St Edl Facs Auth Seton Hall Univ Ser E	6.00%	7/1/2028	A	2,400	2,638,488
NJ St Edl Facs Auth Stevens Inst Tech Ser A	5.00%	7/1/2034	BBB+	1,000	1,009,320
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa2	1,000	1,124,890
NJ St Higher Ed Student Assist Auth Ser A AMT (NPFGC)	6.15%	6/1/2019	A	465	469,371
Rutgers St Univ NJ Ser F	5.00%	5/1/2031	AA	2,500	2,662,700

Total					20,810,903

General Obligation 13.01%

Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%	12/15/2018	A1	2,000	2,256,860
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+	2,500	2,721,375
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	A1	1,410	1,560,376
Millburn Twp NJ Brd Ed	5.35%	7/15/2018	Aa1	1,050	1,243,063
Millburn Twp NJ Brd Ed	5.35%	7/15/2019	Aa1	250	296,538
Montville Twp NJ Fire Dist No 2	5.25%	7/15/2016	A3	410	455,854
Newark NJ Hsg Auth Rev South Ward Police Fac (AG)	6.75%	12/1/2038	Aa3	750	840,278
NJ St Equip Lease Purchase Ser A COP	5.25%	6/15/2029	AA-	1,000	1,031,510
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,500	1,927,325
Paterson NJ (FSA)	5.00%	6/15/2020	Aa3	900	934,983
Pohatcong Twp NJ Sch Dist (AGM)	5.25%	7/15/2026	AAA	1,335	1,599,477
Puerto Rico Comwlth Pub Impt CR (AGM)	4.50%	7/1/2023	AAA	1,000	1,000,460
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	BBB-	190	183,075
Rahway NJ (AGM)	4.125%	12/15/2026	Aa3	5	5,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)

Territory of Guam Ser A	7.00%	11/15/2039	B+		$140	$144,302

Total						16,200,577

Healthcare 26.15%

Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR		1,000	863,900
Camden Cnty NJ Impt Auth Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB		760	595,544
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		500	382,005
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	719,420
NJ Econ Dev Auth Masonic Charity Fndtn Pj	6.00%	6/1/2025	A-		1,000	1,034,060
NJ Econ Dev Auth Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR		1,500	1,155,840
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A1		2,000	2,019,260
NJ Hlthcare Facs Fing Auth Atlanticare Regl Med Ctr	5.00%	7/1/2037	A+		1,000	980,950
NJ Hlthcare Facs Fing Auth Cap Hlth Sys Oblig Grp Ser A	5.375%	7/1/2033	Baa1		2,000	2,239,820
NJ Hlthcare Facs Fing Auth Chilton Mem Hosp	5.75%	7/1/2039	BBB+		2,000	1,904,740
NJ Hlthcare Facs Fing Auth Hackensack Univ Med Ctr (AG)	5.25%	1/1/2031	Aa3		2,100	2,160,648
NJ Hlthcare Facs Fing Auth Holy Name Hosp	5.00%	7/1/2036	Baa2		1,700	1,381,590
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	AA-		5,000	5,131,350
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.75%	10/1/2031	AA-		1,250	1,329,387
NJ Hlthcare Facs Fing Auth Hunterdon Med Ctr Ser A	5.25%	7/1/2025	A-		600	608,550
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		2,000	1,993,620
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	Baa2		1,000	1,002,030
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-		1,000	844,850
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-		1,000	829,970
NJ Hlthcare Facs Fing Auth Virtua Hlth	5.75%	7/1/2033	A		2,500	2,568,000
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A		1,000	1,000,160
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2025	Aa1		415	426,566
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2030	Aa1		1,000	1,026,250
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		375	374,483

Total						32,572,993

Housing 0.60%

NJ Econ Dev Auth Cranes Mill Pj Ser A	5.00%	6/1/2015	BBB-	(a)	715	684,284
Virgin Islands Hsg Fin Auth Sing Fam Mtg Bkd Secs Pg Ser A AMT (GNMA)	6.50%	3/1/2025	NR		65	65,121

Total						749,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations 4.27%

Morris-Union Jt Commn NJ COP (RADIAN)	5.00%	5/1/2027	Baa2	$1,000	$958,540
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.50%	12/15/2029	AA-	1,250	1,384,800
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	AA-	1,000	1,013,960
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	906,360
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-	1,000	1,057,990

Total					5,321,650

Other Revenue 5.69%

Hudson Cnty NJ Impt Auth Hudson Regl Fire & Rescue Ser A (AMBAC)	5.625%	9/1/2019	NR	100	101,185
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	1,300	234,013
NJ Econ Dev Auth Motor Vehicle Surcharge Rev Ser A (NPFGC)	5.00%	7/1/2034	A	75	73,649
NJ Envr Infrastr Tr Ser C	5.00%	9/1/2021	AAA	3,000	3,521,700
NJ St Edl Facs Auth Richard Stockton College Ser F (NPFGC)	5.00%	7/1/2031	A3	2,765	2,787,811
Rahway NJ Sch Dist COP (NPFGC)	5.625%	2/15/2020	Baa1	365	369,701

Total					7,088,059

Pre-Refunded 1.10%

Carteret NJ Brd Ed Ctfs (NPFGC)	5.75%	1/15/2030	NR	80	80,910
North Bergen Twp NJ Brd Ed COP (AGM)	6.125%	12/15/2022	Aa3	1,185	1,261,907
Puerto Rico Pub Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR	20	23,007

Total					1,365,824

Special Tax 0.45%

NJ Econ Dev Auth Newark Downtown Dist Mgmt Corp	5.125%	6/15/2037	Baa3	700	555,793

Tax Revenue 3.01%

NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	1,000	981,610
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+	1,000	1,041,010
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-	775	765,607
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2037	BBB	555	587,390
Virgin Islands Pub Fin Auth Rev Sub Matching Fd Ln Ser A	6.00%	10/1/2039	Baa3	375	375,780

Total					3,751,397

Tobacco 1.92%

NJ Tob Sttlmnt Fing Corp Cap Apprec Bds Ser 1C	Zero Coupon	6/1/2041	BB-	25,000	1,005,250
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	BBB	1,000	698,330
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BBB	1,000	690,700

Total					2,394,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Transportation 16.08%

Hudson Cnty NJ Impt Auth Harrison Pkg Fac Pj Ser C GTD (AG)	5.125%	1/1/2031	AAA	$2,500		$2,623,850
NJ St Tpk Auth Rev Ser H	5.00%	1/1/2036	A+	3,000		3,047,730
NJ St Transn Tr Fd Auth TCRS Ser A (AMBAC)	5.25%	12/15/2022	AA-	1,500		1,637,145
NJ St Transn Tr Fd Auth Transn Sys Ser A (AMBAC)	4.75%	12/15/2037	AA-	2,000		1,957,520
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%	12/15/2021	AA-	5,000		5,533,550
Port Auth NY & NJ Cons 125th Ser (AGM)	5.00%	10/15/2027	AAA	4,000		4,157,040
Port Auth NY & NJ Cons 152nd AMT	5.75%	11/1/2030	AA-	1,000		1,070,120

Total						20,026,955

Utilities 2.35%

North Hudson NJ Sewerage Auth Swr Rev Ser C (NPFGC)	5.00%	8/1/2022	Baa1	1,025		1,029,100
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,000		982,240
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-	1,000		920,860

Total						2,932,200

Total Municipal Bonds (cost $124,566,934)						121,250,275

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NJ Municipal Cash Management (cost $5)				—	(d)	5

Total Investments in Securities 97.35% (cost $124,566,939)						121,250,280

Cash and Other Assets in Excess of Liabilities(e) 2.65%						3,301,170

Net Assets 100.00%						$124,551,450

Open Futures Contracts at December 31, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2010	125	Short	$(14,421,875)	$749,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 107.38%

Corporate-Backed 6.29%

Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	$500	$316,755
Essex Cnty NY Indl Dev Agy Intl Paper Co Pjs Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,048,166
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1	5,000	4,964,700
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB	2,245	1,438,551
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	3,000	2,185,110
New York City NY Indl Dev Agy Utd Jewish Appeal Fed Pj A	5.00%	7/1/2027	Aa1	1,250	1,304,512
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.00%	12/1/2023	BB	1,000	846,100
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	1,000	926,570
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	1,750	1,611,715
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	1,665	1,502,479
Yonkers NY Indl Dev Agy Rev Sacred Hrt Assocs Pj Ser A AMT (SONYMA)	4.80%	10/1/2026	Aa1	750	733,073

Total					16,877,731

Education 19.83%

Albany NY Indl Dev Agy Civic Fac Albany College Pharmacy Pj Ser A	5.625%	12/1/2034	BBB-	700	590,842
Albany NY Indl Dev Agy Civic Fac Albany Law Sch Univ Ser A	5.00%	7/1/2031	BBB	1,000	891,180
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.00%	5/1/2023	BBB-	500	442,355
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.10%	5/1/2031	BBB-	1,075	892,852
Hempstead Twn NY Indl Dev Agy Hofstra Univ Pj (NPFGC)	5.80%	7/1/2015	A	750	750,165
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	6.50%	1/1/2027	NR	1,000	903,940
New York City NY Indl Dev Agy NY Inst of Tech Pj (NPFGC)	5.25%	3/1/2023	A	100	105,666
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BB+	1,450	1,316,310
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,151,949
NY St Dorm Auth Lease Rev Cap Apprec Court Facs	Zero Coupon	8/1/2021	AA+	3,265	1,995,796
NY St Dorm Auth Lease Rev Master Boces Pg Oneida	5.25%	8/15/2028	A+	3,375	3,546,450
NY St Dorm Auth Rev Colgate Univ (NPFGC)	6.00%	7/1/2016	AA-	1,000	1,147,800
NY St Dorm Auth Rev Non St Supp Debt NY Univ Ser A(b)	5.25%	7/1/2034	AA-	20,000	21,143,900
NY St Dorm Auth Rev Non St Supp Debt NYU Ser C	5.00%	7/1/2029	AA-	5,000	5,250,250
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	2,750	3,074,005
NY St Dorm Auth Rev Non St Supp Debt Teachers College	5.375%	3/1/2029	A1	1,000	1,064,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ	5.00%	9/1/2034	AA	$1,500	$1,540,365
NY St Dorm Auth Rev Spl Act Sch Dist Pg (NPFGC)	6.00%	7/1/2016	A	1,400	1,400,280
NY St Dorm Auth Rev St City Univ Cons 5th Gen Res Ser B	5.00%	7/1/2027	AA-	1,500	1,567,485
Oneida Cnty NY Indl Dev Agy Hamilton College Civic Fac	5.00%	9/15/2027	Aa2	2,565	2,739,959
Rensselaer Cnty NY Indl Dev Agy Polytech Inst Ser B TCRS (AMBAC)	5.50%	8/1/2022	A	200	202,244
Seneca Cnty NY Indl Dev Agy NY Chiropractic College	5.00%	10/1/2027	BBB	500	432,555
Yonkers NY Indl Dev Agy Civic Ctr Sarah Lawrence College Pj Ser A	6.00%	6/1/2029	BBB+	1,000	1,020,810

Total					53,171,378

General Obligation 12.02%

New York City NY Sub Ser I-1(b)	5.00%	4/1/2025	AA	10,000	10,432,550
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,000	3,083,720
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AGM)	5.00%	10/1/2032	AAA	1,425	1,499,542
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,290	3,564,786
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	4,790	5,190,069
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	1,920	2,080,362
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	BBB-	2,000	2,036,980
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2024	BBB-	1,500	1,465,800
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	BBB-	1,000	1,004,290
Puerto Rico Comwlth Unref Bal 07 Pub Impt (IBC)(NPFGC)	5.00%	7/1/2028	Baa1	355	336,533
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	BBB-	190	183,075
Syracuse NY Indl Dev Agy Syracuse City Sch Dist Ser A (AGM)	5.00%	5/1/2027	AAA	1,000	1,071,580
Territory of Guam Ser A	7.00%	11/15/2039	B+	280	288,604

Total					32,237,891

Healthcare 11.73%

Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.25%	11/15/2027	BBB+	1,500	1,426,485
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser E	5.50%	11/15/2027	BBB+	1,000	978,790
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	NR	1,750	1,765,662
Genesee Cnty NY Indl Dev Agy Utd Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	711,420
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	679,238
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-	750	674,835
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.50%	2/15/2023	A+	1,000	1,077,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)

New York City NY Indl Dev Agy Coll Mtg Eger Hrbr Pj A (GNMA)	5.875%	5/20/2044	AA+	$595	$633,675
NY St Dorm Auth Rev Catholic Hlth Long Island Oblig Grp	5.00%	7/1/2027	BBB+	1,250	1,161,775
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba1	2,000	1,815,240
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.50%	7/1/2030	Ba1	1,500	1,300,965
NY St Dorm Auth Rev Mental Hlth Svcs Ser B (NPFGC)(IBC)	6.00%	8/15/2012	AA-	1,460	1,629,404
NY St Dorm Auth Rev Non St Supp Debt Mem Sloan Kettering Sub Ser A2	5.00%	7/1/2026	AA	2,500	2,612,475
NY St Dorm Auth Rev Non St Supp Debt Mount Sinai Sch Med	5.125%	7/1/2039	A-	3,000	3,005,550
NY St Dorm Auth Rev Non St Supp Debt Muni Hlth Facs Lease Sub 2-4	5.00%	1/15/2028	AA-	1,000	1,021,190
NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser A	5.25%	5/1/2030	A-	2,520	2,494,976
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2020	Baa2	1,935	1,925,635
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2036	Baa2	1,265	1,127,317
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	2,000	1,803,500
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	NR	1,000	1,054,700
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR	1,230	1,014,074
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR	1,000	778,410
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	755	753,958

Total					31,446,384

Housing 2.56%

NY St Dorm Auth Rev Upstate Cmnty Colleges Ser B	5.25%	7/1/2021	AA-	1,000	1,066,080
NY St Hsg Fin Agy Multi Fam Hsg Division St Ser A AMT (SONYMA)	5.00%	2/15/2026	Aa1	615	606,273
NY St Mtg Agy Hmownr Mtg Rev Ser 133 AMT	4.95%	10/1/2021	Aa1	2,000	2,008,080
NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	2,161,666
NY St Mtg Agy Hmownr Mtg Rev Ser 156	5.20%	10/1/2028	Aa1	1,000	1,024,610

Total					6,866,709

Lease Obligations 10.73%

New York City NY Edl Constr Fd Ser A (NPFGC)(FGIC)	5.00%	4/1/2031	AA-	10,215	10,438,096
New York City NY Indl Dev Agy NY Stock Exchange Pj Ser A	4.75%	5/1/2029	AA-	2,500	2,537,475
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BBB	1,000	952,540
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2023	AAA	1,830	1,988,075
New York City NY Transnl Fin Auth Fiscal 2008 Ser S1	5.00%	1/15/2028	AA-	5,000	5,190,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)

NY St Urban Dev Corp Rev St Facs	5.70%	4/1/2020	AA-	$4,150	$4,633,641
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	906,360
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB-	2,000	2,115,980

Total					28,762,817

Other Revenue 6.18%

Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-	3,000	3,040,740
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2030	NR	750	507,517
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2036	NR	1,000	643,860
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+	2,500	2,855,050
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2	4,500	4,730,445
NY St Urban Dev Corp Rev St Pers Income Tax Ser B	5.00%	3/15/2032	AAA	2,250	2,344,995
Ulster Cnty NY Indl Dev Agy Ser A	6.00%	9/15/2027	NR	3,000	2,461,260

Total					16,583,867

Pre-Refunded 2.22%

New York City NY Muni Wtr Fin Auth Unref Bal Ser B	6.00%	6/15/2033	AAA	1,470	1,518,334
NY St Dorm Auth Rev Pace Univ (NPFGC)	6.00%	7/1/2029	A	1,610	1,671,357
NY St Dorm Auth Rev St 2007 Mental Hlth Ser B (NPFGC)	6.00%	2/15/2025	AA	10	10,063
NY St Dorm Auth Rev St 2007 Mental Hlth Ser B (NPFGC)	6.00%	2/15/2030	AA	10	10,063
NY St Dorm Auth Rev St Unref Bal 2007 Mental Hlth B (NPFGC)	6.00%	2/15/2025	AA	5	5,031
NY St Dorm Auth Rev St Unref Bal 2007 Mental Hlth B (NPFGC)	6.00%	2/15/2030	AA	5	5,031
Puerto Rico Comwlth Hwy & Transn Auth Ser D	5.25%	7/1/2038	AAA	1,500	1,654,590
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.50%	8/1/2029	Aaa	1,000	1,092,150

Total					5,966,619

Tax Revenue 8.75%

New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.375%	7/15/2024	AA-	5,000	5,439,700
New York City NY Transnl Fin Auth Future Tax Secd Ser A	5.00%	5/1/2034	AAA	5,000	5,207,600
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA	4,160	4,460,352
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1	5.00%	12/15/2028	AAA	2,625	2,814,525
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+	3,000	3,123,030
Puerto Rico Sales Tax Fing Corp Ser A	5.25%	8/1/2057	AA-	1,000	987,880
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2037	BBB	1,000	1,058,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tax Revenue (continued)

Virgin Islands Pub Fin Auth Rev Sub Matching Fd Ln Ser A	6.00%	10/1/2039	Baa3	$375	$375,780

Total					23,467,227

Tobacco 0.73%

TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB	2,445	1,951,452

Transportation 13.18%

Metro Transn Auth NY Ser A	5.00%	11/15/2031	A	5,000	5,163,700
Metro Transn Auth NY Ser B	5.00%	11/15/2034	AA	2,000	2,070,740
New York City NY Indl Dev Agy 1990 Amer Airlines Inc Pj AMT	5.40%	7/1/2019	CCC+	2,635	1,934,538
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3	1,250	1,272,925
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3	2,000	2,015,680
Niagara NY Frontier Transn Auth Buffalo Niagara Intl Arpt Ser B (NPFGC)	5.50%	4/1/2019	A	690	694,526
NY St Thwy Auth Gen Rev Ser H (NPFGC)(FGIC)	5.00%	1/1/2030	A+	8,000	8,227,920
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2028	AA	2,000	2,126,400
Puerto Rico Comwlth Hwy & Transn Auth Sub PR St Infrastr Bk	5.00%	7/1/2028	BBB-	1,000	942,420
Triborough NY Bridge & Tunnel Auth Gen Purp	4.75%	11/15/2030	Aa2	5,455	5,598,576
Triborough NY Bridge & Tunnel Auth Ser C	5.00%	11/15/2029	Aa2	5,000	5,293,100

Total					35,340,525

Utilities 13.16%

Long Island NY Pwr Auth Ser A	5.50%	4/1/2024	A-	2,190	2,398,926
New York City NY Muni Wtr Fin Auth Ser CC	5.00%	6/15/2029	AA+	1,545	1,632,045
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	3,500	3,699,798
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%	6/15/2030	AA+	6,500	6,871,053
New York City NY Muni Wtr Fin Auth Ser DD	5.00%	6/15/2032	AA+	1,000	1,041,180
NY St Enrg Resh & Dev Auth Reg Lnkd Savrs & RIBs Brooklyn AMT	6.952%	7/1/2026	A+	8,000	8,002,080
NY St Envr Facs Corp Ser A	5.00%	6/15/2029	AA+	2,795	3,010,634
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+	5,000	5,106,700
NY St Envr Facs Corp Wst Mgmt Pj Ser A AMT	4.55%	5/1/2012	BBB	1,500	1,519,485
Puerto Rico Elec Pwr Auth Ser PP (NPFGC)(FGIC)	5.00%	7/1/2025	A	2,000	2,010,340

Total					35,292,241

Total Municipal Bonds (cost $287,896,926)					287,964,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2009

Investments	Shares (000)	Value
SHORT-TERM INVESTMENT 0.70%

Money Market Mutual Fund

Dreyfus NY Municipal Cash Management (cost $1,879,575)	1,880	$1,879,575

Total Investments in Securities 108.08% (cost $289,776,501)		289,844,416

Liabilities in Excess of Cash and Other Assets(e) (8.08%)		(21,667,663)

Net Assets 100.00%		$268,176,753

Open Futures Contracts at December 31, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2010	357	Short	$(41,188,875)	$2,141,700

See Notes to Schedule of Investments.

AMT	Income from this security may be subject to Alternative Minimum Tax.

COP	Certificates of Participation.

CR	Custodial Receipt.

ETM	Escrow to Maturity.

GTD	Guaranteed.

NR	Not Rated.

Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.

RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2009.

TCRS	Transferable Custodial Receipts.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate at December 31, 2009.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (See Note 2(d)).
(d)	Amount represents less than 1,000 shares.
(e)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

ACA	American Capital Access Holding Ltd.

AMBAC	AMBAC Assurance Corporation

AG	Assured Guaranty

AGM	Assured Guaranty Municipal Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CBI	Certified Bond Insurance

CIFG	CIFG Guaranty

FHLMC	Federal Home Loan Mortgage Corporation

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

IBC	Insurance Bond Certificate

MBIA	Municipal Bond Investors Assurance

NPFGC	National Public Finance Guarantee Corporation

RADIAN	Radian Asset Assurance, Inc.

SONYMA	State of New York Mortgage Agency

VA	Department of Veterans Affairs

XLCA	XL Capital Assurance, Inc.

Notes to Schedules of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following seven portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”)
Lord Abbett Hawaii Tax-Free Income Fund (“Hawaii”)
Lord Abbett Missouri Tax-Free Income Fund (“Missouri”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)

Each Fund is non-diversified as defined in the Act, except for National.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for National) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in open-end money market mutual funds are valued at their Net Asset Value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end. As of December 31, 2009, each Fund had open futures contracts.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)

Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a

Notes to Schedule of Investments (unaudited)(continued)

TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of December 31, 2009, as well as the average trust certificates outstanding for the period then ended:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
National	$112,910,000	.23% - .45%	$235,650,447	$106,262,500
California	14,470,000	.21% - .30%	31,437,449	12,857,500
Connecticut	5,080,000.55%		10,678,008	5,080,000
Hawaii	5,000,000.55%		10,411,250	5,000,000
Missouri	5,500,000.30%		11,082,445	2,750,000
New York	27,070,000	.23% - .25%	57,442,870	22,070,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)	Fair Value Measurements-In accordance with Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing each Fund’s investments carried at value:

	National				California
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,182,240,884	$—	$1,182,240,884	$—	$203,714,981	$—	$203,714,981
Money Market Mutual Funds	4,749	—	—	4,749	26	—	—	26

Total	$4,749	$1,182,240,884	$—	$1,182,245,633	$26	$203,714,981	$—	$203,715,007

Other Financial Instruments
Futures Contracts
Assets	$5,355,710	$—	$—	$5,355,710	$939,813	$—	$—	$939,813
Liabilities	—	—	—	—	—	—	—	—

Total	$5,355,710	$—	$—	$5,355,710	$939,813	$—	$—	$939,813

	Connecticut				Hawaii
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$120,531,539	$—	$120,531,539	$—	$129,750,398	$—	$129,750,398
Money Market Mutual Fund	6	—	—	6	—	—	—	—

Total	$6	$120,531,539	$—	$120,531,545	$—	$129,750,398	$—	$129,750,398

Other Financial Instruments
Futures Contracts
Assets	$599,986	$—	$—	$599,986	$527,983	$—	$—	$527,983
Liabilities	—	—	—	—	—	—	—	—

Total	$599,986	$—	$—	$599,986	$527,983	$—	$—	$527,983

	Missouri				New Jersey
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$171,605,127	$—	$171,605,127	$—	$121,250,275	$—	$121,250,275
Money Market Mutual Fund	—	—	—	—	5	—	—	5

Total	$—	$171,605,127	$—	$171,605,127	$5	$121,250,275	$—	$121,250,280

Other Financial Instruments
Futures Contracts
Assets	$935,988	$—	$—	$935,988	$749,723	$—	$—	$749,723
Liabilities	—	—	—	—	—	—	—	—

Total	$935,988	$—	$—	$935,988	$749,723	$—	$—	$749,723

Notes to Schedule of Investments (unaudited)(continued)

	New York
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$287,964,841	$—	$287,964,841
Money Market Mutual Fund	1,879,575	—	—	1,879,575

Total	$1,879,575	$287,964,841	$—	$289,844,416

Other Financial Instruments
Futures Contracts
Assets	$2,141,700	$—	$—	$2,141,700
Liabilities	—	—	—	—

Total	$2,141,700	$—	$—	$2,141,700

*	See Schedule of Investments for values in each industry.

(g)	Disclosures about Derivative Instruments and Hedging Activities-Each Fund entered into U.S. Treasury futures contracts during the period ended December 31, 2009 (as described in note 2(c)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of December 31, 2009:

Unrealized Appreciation as of December 31, 2009
National	$5,355,710
California	939,813
Connecticut	599,986
Hawaii	527,983
Missouri	935,988
New Jersey	749,723
New York	2,141,700

3. FEDERAL TAX INFORMATION

As of December 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
National	$1,067,911,558	$49,491,107	$(48,067,032)	$1,424,075
California	190,484,190	6,765,011	(8,004,194)	(1,239,183)
Connecticut	116,076,532	3,044,280	(3,699,267)	(624,987)
Hawaii	122,321,408	4,699,460	(2,270,470)	2,428,990
Missouri	167,663,499	4,288,270	(5,846,642)	(1,558,372)
New Jersey	124,485,280	4,899,559	(8,134,559)	(3,235,000)
New York	262,617,181	8,850,419	(8,693,184)	157,235

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of accretion on market discount, tender option bond trusts and other temporary adjustments.

Notes to Schedule of Investments (unaudited)(concluded)

4. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2009, FASB issued amended guidance for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statement disclosures, if any, is currently being assessed.

In January 2010, the FASB issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by ASC 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Funds’ financial statement disclosures.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 16, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 16, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 16, 2010